SEMIANNUAL REPORT

May 31, 2002

[GRAPHICS OMITTED]

ABERDEEN

Phoenix-Aberdeen International Fund

[GRAPHICS OMITTED]

DUFF&PHELPS

Phoenix-Duff & Phelps Real Estate Securities Fund

[GRAPHICS OMITTED]

GOODWIN

Phoenix-Goodwin Emerging Markets Bond Fund
Phoenix-Goodwin Tax-Exempt Bond Fund

[GRAPHICS OMITTED]

SENECA

Phoenix-Seneca Tax Sensitive Growth Fund

[GRAPHICS OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.
A member of The Phoenix Companies, Inc.

MESSAGE FROM THE PRESIDENT

Dear Shareholder:

      We are pleased to provide this financial summary for the six months ended May 31, 2002 for the Phoenix Multi-Portfolio mutual funds. If you have any questions, contact your financial advisor or call us at 1-800-243-1574 for information assistance.

      Please visit www.PhoenixInvestments.com and select INDIVIDUAL INVESTORS to enter the "Investor Center" to find more current and complete fund information, access your account, make purchases or exchanges, request service forms, or learn more about all of the Phoenix mutual funds. And, take advantage of our new Investor Resources, including educational, tax and retirement topics.

Sincerely,

/s/ Philip R. McLoughlin

    Philip R. McLoughlin

MAY 31, 2002

--------------------------------------------------------------------------------
Mutual funds are not insured by the FDIC; are not deposits or other obligations of a bank and are not guaranteed by a bank; and are subject to investment risks, including possible loss of the principal invested.
--------------------------------------------------------------------------------

TABLE OF CONTENTS

Phoenix-Aberdeen International Fund .......................................    3
Phoenix-Duff & Phelps Real Estate Securities Fund .........................   10
Phoenix-Goodwin Emerging Markets Bond Fund ................................   15
Phoenix-Goodwin Tax-Exempt Bond Fund ......................................   22
Phoenix-Seneca Tax Sensitive Growth Fund ..................................   28
Notes to Financial Statements .............................................   33

PHOENIX-ABERDEEN INTERNATIONAL FUND

                           INVESTMENTS AT MAY 31, 2002
                                   (UNAUDITED)

                                                       SHARES       VALUE
                                                       -------   -----------
FOREIGN COMMON STOCKS--97.8%

AUSTRALIA--1.7%
QBE Insurance Group Ltd. (Property & Casualty
Insurance) .........................................   322,600   $ 1,347,667

BRAZIL--1.7%
Companhia Paranaense de Energia-Copel ADR
(Electric Utilities) ...............................    65,000       367,250
Companhia Vale do Rio Doce ADR (Diversified
Metals & Mining)(b) ................................     5,200       156,000
Tele Norte Leste Participacoes SA ADR (Integrated
Telecommunication Services) ........................    17,000       215,390
Unibanco GDR (Banks) ...............................    30,000       622,500
                                                                 -----------
                                                                   1,361,140
                                                                 -----------
DENMARK--2.1%
Danske Bank A/S (Banks) ............................    95,000     1,743,656

FINLAND--2.4%
Nokia Oyj (Telecommunications Equipment) ...........    88,000     1,257,859
Stora Enso Oyj (Paper Products) ....................    46,820       682,361
                                                                 -----------
                                                                   1,940,220
                                                                 -----------
FRANCE--10.4%
Assurances Generales de France (Multi-line
Insurance) .........................................    15,860       770,486
Aventis SA (Pharmaceuticals) .......................    17,780     1,237,502
Cap Gemini SA (IT Consulting & Services) ...........     5,030       247,649
Havas Advertising SA (Advertising) .................   100,190       739,451
L'Oreal SA (Household Products) ....................    16,800     1,201,469
Pechiney SA Class A (Metal & Glass Containers) .....    17,890       961,028
Schneider Electric SA (Electrical Components &
Equipment) .........................................    14,270       733,237
TotalFinaElf SA (Oil & Gas Refining, Marketing &
Transportation) ....................................     7,605     1,185,806
Valeo SA (Auto Parts & Equipment) ..................    30,030     1,335,427
                                                                 -----------
                                                                   8,412,055
                                                                 -----------
GERMANY--3.2%
Allianz AG (Multi-line Insurance) ..................     4,120       916,077
BASF AG (Diversified Chemicals) ....................    20,100       931,399
Bayerische Motoren Werke AG (Automobile
Manufacturers) .....................................    18,390       786,874
                                                                 -----------
                                                                   2,634,350
                                                                 -----------

                                                       SHARES       VALUE
                                                       -------   -----------
HONG KONG--3.2%
Giordano International Ltd. (Apparel Retail) ....... 2,599,000   $ 1,541,151
Swire Pacific Ltd. Class B (Multi-Sector Holdings) . 1,307,500     1,030,965
                                                                 -----------
                                                                   2,572,116
                                                                 -----------
INDIA--0.6%
Videsh Sanchar Nigam Ltd. ADR (Integrated
Telecommunication Services) ........................    63,550       464,551

ITALY--6.5%
ENI SpA (Integrated Oil & Gas) .....................   104,568     1,592,371
Mediaset SpA (Broadcasting & Cable TV) .............   102,000       815,703
Sanpaolo IMI SpA (Banks) ...........................    99,838       960,707
Telecom Italia Mobile SpA (Wireless
Telecommunication Services) ........................   166,000       702,529
Telecom Italia SpA (Integrated Telecommunication
Services) ..........................................   147,000     1,181,065
                                                                 -----------
                                                                   5,252,375
                                                                 -----------
JAPAN--20.2%
Fuji Photo Film Co. Ltd. (Leisure Products) ........    37,000     1,162,765
Fujikura Ltd. (Electrical Components & Equipment) ..   307,000     1,306,165
Honda Motor Co. Ltd. (Automobile Manufacturers) ....    27,200     1,161,637
Kao Corp. (Household Products) .....................    60,000     1,404,504
Mabuchi Motor Co. Ltd. (Electrical Components &
Equipment) .........................................    11,200     1,209,340
NTT DoCoMo, Inc. (Wireless Telecommunication
Services) ..........................................       490     1,326,664
Olympus Optical Co. Ltd. (Health Care Equipment) ...    95,000     1,408,533
Orix Corp. (Consumer Finance) ......................    13,500     1,192,257
Rohm Co. Ltd. (Semiconductors) .....................     7,700     1,134,208
Shin-Etsu Chemical Co. Ltd. (Specialty Chemicals) ..    28,000     1,128,116
Terumo Corp. (Health Care Equipment) ...............    90,000     1,346,003
Uni-Charm Corp. (Household Products) ...............    38,000     1,328,921
Yamanouchi Pharmaceutical Co. Ltd. .................
(Pharmaceuticals) ..................................    47,000     1,280,089
                                                                 -----------
                                                                  16,389,202
                                                                 -----------
LUXEMBOURG--1.2%
Arcelor (Steel)(b) .................................    66,873       950,250

NETHERLANDS--7.1%
Buhrmann NV (Distributors)(b) ......................    34,810       409,763
DSM NV (Specialty Chemicals) .......................    18,530       881,152
IHC Caland NV (Oil & Gas Equipment & Services)(b) ..    16,412       959,829
ING Groep NV (Diversified Financial Services)(b) ...    27,220       719,923

                        See Notes to Financial Statements

PHOENIX-ABERDEEN INTERNATIONAL FUND

                                                       SHARES       VALUE
                                                       -------   -----------
NETHERLANDS--CONTINUED
Koninklijke (Royal) Philips Electronics NV (Industrial
Conglomerates) .....................................    47,370   $ 1,475,458
TPG NV (Air Freight & Couriers) ....................    64,000     1,306,440
                                                                 -----------
                                                                   5,752,565
                                                                 -----------
SINGAPORE--2.2%
Oversea-Chinese Banking Corp. Ltd. (Banks) .........   268,000     1,814,834

SOUTH KOREA--1.9%
Kookmin Bank ADR (Banks) ...........................    29,800     1,539,766

SPAIN--2.7%
Grupo Dragados SA (Construction & Engineering) .....    50,000       887,527
Union Fenosa SA (Electric Utilities) ...............    70,745     1,270,963
                                                                 -----------
                                                                   2,158,490
                                                                 -----------
SWEDEN--4.0%
Assa Abloy AB Class B (Industrial Machinery) .......    76,170     1,036,352
Skandia Forsakrings AB (Life & Health Insurance) ...   136,990       641,448
Svenska Handelsbanken AB Class A (Banks) ...........    53,900       844,046
Volvo AB Class B (Construction, Farm Machinery &
Heavy Trucks) ......................................    39,800       739,723
                                                                 -----------
                                                                   3,261,569
                                                                 -----------
SWITZERLAND--8.9%
Adecco SA Registered Shares (Employment
Services) ..........................................    18,790     1,235,261
Credit Suisse Group (Banks) ........................    32,318     1,193,281
Nestle SA Registered Shares Class B (Packaged
Foods and Meats) ...................................     6,150     1,493,566
Swiss Re Registered Shares (Property & Casualty
Insurance) .........................................    15,488     1,579,178
UBS AG Registered Shares (Diversified Financial
Services)(b) .......................................    16,900       883,955
Zurich Financial Services AG (Multi-line Insurance)      3,400       788,820
                                                                 -----------
                                                                   7,174,061
                                                                 -----------
UNITED KINGDOM--17.8%
3i Group plc (Diversified Financial Services) ......    60,000       664,589
BOC Group plc (Specialty Chemicals) ................    45,000       701,901
BP plc (Integrated Oil & Gas) ......................   200,000     1,711,953
BT Group plc (Integrated Telecommunication
Services)(b) .......................................   290,100     1,189,595
Carlton Communications plc (Movies &
Entertainment) .....................................   120,000       443,352

                                                       SHARES       VALUE
                                                       -------   -----------
UNITED KINGDOM--CONTINUED
Compass Group plc (Food Distributors) ..............    80,000   $   501,002
FirstGroup plc (Highways & Railtracks) .............   165,000       720,666
GlaxoSmithKline plc (Pharmaceuticals) ..............    65,000     1,335,323
HSBC Holdings plc (Banks) ..........................   154,000     1,915,339
Lloyds TSB Group plc (Diversified Financial Services)   70,000       757,942
mm02 plc (Wireless Telecommunication Services)(b) ..   170,000       105,717
Prudential plc (Life & Health Insurance) ...........    80,000       780,182
Reuters Group plc (Diversified Commercial Services)     90,000       614,328
Royal Bank of Scotland Group plc (Banks) ...........    30,000       873,535
Shire Pharmaceuticals Group plc (Pharmaceuticals)(b)    97,000       882,812
Vodafone Group plc (Wireless Telecommunication
Services) ..........................................   800,000     1,208,609
                                                                 -----------
                                                                  14,406,845
                                                                 -----------
----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $87,843,379)                                     79,175,712
----------------------------------------------------------------------------

FOREIGN PREFERRED STOCKS--1.7%

SOUTH KOREA--1.7%
Samsung Electronics Co. Ltd. Pfd. (Semiconductors)       9,800     1,370,704
----------------------------------------------------------------------------
TOTAL FOREIGN PREFERRED STOCKS
(IDENTIFIED COST $567,496)                                         1,370,704
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--99.5%
(IDENTIFIED COST $88,410,875)                                     80,546,416
----------------------------------------------------------------------------

                                         STANDARD         PAR
                                         & POOR'S        VALUE
                                          RATING         (000)
                                         --------        -----
SHORT-TERM OBLIGATIONS--0.7%

COMMERCIAL PAPER--0.7%
Marsh & McLennan Co., Inc. 1.80%, 6/3/02   A-1+           $565       564,944
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $564,944)                                           564,944
----------------------------------------------------------------------------

TOTAL INVESTMENTS--100.2%
(IDENTIFIED COST $88,975,819)                                     81,111,360(a)

Other assets and liabilities, net--(0.2)%                           (145,562)
                                                                 -----------
NET ASSETS--100.0%                                               $80,965,798
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $5,941,211 and gross depreciation of $14,504,282 for federal income tax purposes. At May 31, 2002, the aggregate cost of securities for federal income tax purposes was $89,674,431.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-ABERDEEN INTERNATIONAL FUND

                            INDUSTRY DIVERSIFICATION
          AS A PERCENTAGE OF TOTAL VALUE OF TOTAL LONG-TERM INVESTMENTS
                                   (UNAUDITED)

Advertising ..................................          0.9%
Air Freight & Couriers .......................          1.6
Apparel Retail ...............................          1.9
Auto Parts & Equipment .......................          1.7
Automobile Manufacturers .....................          2.4
Banks ........................................         14.3
Broadcasting & Cable TV ......................          1.0
Construction & Engineering ...................          1.1
Construction, Farm Machinery & Heavy Trucks ..          0.9
Consumer Finance .............................          1.5
Distributors .................................          0.5
Diversified Chemicals ........................          1.2
Diversified Commercial Services ..............          0.8
Diversified Financial Services ...............          3.8
Diversified Metals & Mining ..................          0.2
Electric Utilities ...........................          2.0
Electrical Components & Equipment ............          4.0
Employment Services ..........................          1.5
Food Distributors ............................          0.6
Health Care Equipment ........................          3.4
Highways & Railtracks ........................          0.9
Household Products ...........................          4.9

IT Consulting & Services .....................          0.3%
Industrial Conglomerates .....................          1.8
Industrial Machinery .........................          1.3
Integrated Oil & Gas .........................          4.1
Integrated Telecommunication Services ........          3.8
Leisure Products .............................          1.4
Life & Health Insurance ......................          1.8
Metal & Glass Containers .....................          1.2
Movies & Entertainment .......................          0.5
Multi-Sector Holdings ........................          1.3
Multi-line Insurance .........................          3.1
Oil & Gas Equipment & Services ...............          1.2
Oil & Gas Refining, Marketing & Transportation          1.5
Packaged Foods and Meats .....................          1.9
Paper Products ...............................          0.8
Pharmaceuticals ..............................          5.9
Property & Casualty Insurance ................          3.6
Semiconductors ...............................          3.1
Specialty Chemicals ..........................          3.4
Steel ........................................          1.2
Telecommunications Equipment .................          1.6
Wireless Telecommunication Services ..........          4.1
                                                      -----
                                                      100.0%
                                                      =====

                        See Notes to Financial Statements

PHOENIX-ABERDEEN INTERNATIONAL FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $88,975,819)                              $81,111,360
Cash                                                                1,753
Receivables
   Tax reclaim                                                    180,235
   Dividends and interest                                         160,434
   Fund shares sold                                                41,195
Prepaid expenses                                                      198
                                                              -----------
     Total assets                                              81,495,175
                                                              -----------
LIABILITIES
Payables
   Fund shares repurchased                                        273,261
   Transfer agent fee                                              73,326
   Investment advisory fee                                         52,400
   Distribution fee                                                25,754
   Financial agent fee                                              8,718
   Trustees' fee                                                    7,299
Accrued expenses                                                   88,619
                                                              -----------
     Total liabilities                                            529,377
                                                              -----------
NET ASSETS                                                    $80,965,798
                                                              ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $108,897,174
Distributions in excess of net investment income                  (41,229)
Accumulated net realized loss                                 (20,034,062)
Net unrealized depreciation                                    (7,856,085)
                                                              -----------
NET ASSETS                                                    $80,965,798
                                                              ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $68,100,710)             8,143,031
Net asset value per share                                           $8.36
Offering price per share $8.36/(1-5.75%)                            $8.87

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $11,455,926)             1,471,069
Net asset value and offering price per share                        $7.79

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,409,162)                181,876
Net asset value and offering price per share                        $7.75

                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                  $1,132,721
Interest                                                        7,934
Foreign taxes withheld                                       (107,776)
                                                           ----------
     Total investment income                                1,032,879
                                                           ----------
EXPENSES
Investment advisory fee                                       309,128
Distribution fee, Class A                                      86,830
Distribution fee, Class B                                      57,707
Distribution fee, Class C                                       7,145
Financial agent fee                                            51,969
Transfer agent                                                170,118
Custodian                                                      55,643
Printing                                                       19,517
Registration                                                   15,859
Professional                                                   14,433
Trustees                                                       12,508
Miscellaneous                                                   7,369
                                                           ----------
     Total expenses                                           808,226
                                                           ----------
NET INVESTMENT INCOME                                         224,653
                                                           ----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS
Net realized loss on securities                            (1,532,712)
Net realized loss on foreign currency transactions            (18,607)
Net change in unrealized appreciation (depreciation) on
   investments                                              5,869,996
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions          14,338
                                                           ----------
NET GAIN ON INVESTMENTS                                     4,333,015
                                                           ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $4,557,668
                                                           ==========

                        See Notes to Financial Statements

PHOENIX-ABERDEEN INTERNATIONAL FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                 Ended
                                                                                                5/31/02        Year Ended
                                                                                              (Unaudited)       11/30/01
                                                                                             ------------     ------------
FROM OPERATIONS
   Net investment income (loss)                                                              $    224,653     $   (251,283)
   Net realized gain (loss)                                                                    (1,551,319)     (18,483,003)
   Net change in unrealized appreciation (depreciation)                                         5,884,334       (9,085,698)
                                                                                             ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                  4,557,668      (27,819,984)
                                                                                             ------------     ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net realized short-term gains, Class A                                                              --       (1,334,129)
   Net realized short-term gains, Class B                                                              --         (250,823)
   Net realized short-term gains, Class C                                                              --          (25,633)
   Net realized long-term gains, Class A                                                               --       (8,617,750)
   Net realized long-term gains, Class B                                                               --       (1,623,844)
   Net realized long-term gains, Class C                                                               --         (165,575)
                                                                                             ------------     ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                           --      (12,017,754)
                                                                                             ------------     ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (3,070,222 and 33,670,627 shares, respectively)               24,139,154      312,291,690
   Net asset value of shares issued from reinvestment of distributions
     (0 and 914,227 shares, respectively)                                                              --        9,453,391
   Cost of shares repurchased (4,245,631 and 35,384,088 shares, respectively)                 (33,788,028)    (330,376,428)
                                                                                             ------------     ------------
Total                                                                                          (9,648,874)      (8,631,347)
                                                                                             ------------     ------------
CLASS B
   Proceeds from sales of shares (107,841 and 1,111,639 shares, respectively)                     806,278       11,157,830
   Net asset value of shares issued from reinvestment of distributions
     (0 and 163,282 shares, respectively)                                                              --        1,590,340
   Cost of shares repurchased (263,715 and 1,495,539 shares, respectively)                     (1,968,309)     (14,241,802)
                                                                                             ------------     ------------
Total                                                                                          (1,162,031)      (1,493,632)
                                                                                             ------------     ------------
CLASS C
   Proceeds from sales of shares (62,676 and 961,891 shares, respectively)                        459,929        8,787,552
   Net asset value of shares issued from reinvestment of distributions
     (0 and 17,368 shares, respectively)                                                               --          168,290
   Cost of shares repurchased (77,019 and 972,712 shares, respectively)                          (567,284)      (8,845,172)
                                                                                             ------------     ------------
Total                                                                                            (107,355)         110,670
                                                                                             ------------     ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                  (10,918,260)     (10,014,309)
                                                                                             ------------     ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       (6,360,592)     (49,852,047)

NET ASSETS
   Beginning of period                                                                         87,326,390      137,178,437
                                                                                             ------------     ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF ($41,229)
     AND ($265,882), RESPECTIVELY]                                                           $ 80,965,798     $ 87,326,390
                                                                                             ============     ============

                        See Notes to Financial Statements

PHOENIX-ABERDEEN INTERNATIONAL FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                   ---------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                      YEAR ENDED NOVEMBER 30
                                                     5/31/02      ------------------------------------------------------
                                                   (UNAUDITED)     2001        2000        1999         1998        1997
Net asset value, beginning of period                 $ 7.92       $11.39      $15.33      $15.98     $13.89      $14.48
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                     0.03        (0.01)      (0.03)       0.04       0.06        0.03
   Net realized and unrealized gain (loss)             0.41        (2.45)      (1.35)       2.49       3.27        1.01
                                                     ------       ------      ------      ------     ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.44        (2.46)      (1.38)       2.53       3.33        1.04
                                                     ------       ------      ------      ------     ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --       (0.13)      (0.07)        --       (0.29)
   Distributions from net realized gains                 --        (1.01)      (2.43)      (3.11)     (1.24)      (1.34)
                                                     ------       ------      ------      ------     ------      ------
     TOTAL DISTRIBUTIONS                                 --        (1.01)      (2.56)      (3.18)     (1.24)      (1.63)
                                                     ------       ------      ------      ------     ------      ------
Change in net asset value                              0.44        (3.47)      (3.94)      (0.65)      2.09       (0.59)
                                                     ------       ------      ------      ------     ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 8.36       $ 7.92      $11.39      $15.33     $15.98      $13.89
                                                     ======       ======      ======      ======     ======      ======
Total return(2)                                        5.56%(4)   (23.67)%    (11.96)%     19.22 %    26.17 %      8.21 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $68,101      $73,833    $115,219    $151,016   $171,463    $131,338

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.84%(3)     1.81 %      1.65 %      1.53 %     1.37 %      1.56 %
   Net investment income (loss)                        0.66%(3)    (0.10)%     (0.18)%      0.27 %     0.40 %      0.22 %
Portfolio turnover                                       15%(4)       76 %        86 %        77 %      104 %       167 %

                                                                                 CLASS B
                                                   ---------------------------------------------------------------------
                                                    SIX MONTHS
                                                      ENDED                      YEAR ENDED NOVEMBER 30
                                                     5/31/02      ------------------------------------------------------
                                                   (UNAUDITED)     2001        2000        1999        1998       1997
Net asset value, beginning of period                 $ 7.40       $10.78      $14.64      $15.44     $13.56      $14.22
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                       --(5)     (0.08)      (0.13)      (0.07)     (0.05)      (0.08)
   Net realized and unrealized gain (loss)             0.39        (2.29)      (1.27)       2.40       3.17        1.00
                                                     ------       ------      ------      ------     ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.39        (2.37)      (1.40)       2.33       3.12        0.92
                                                     ------       ------      ------      ------     ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --       (0.03)      (0.02)        --       (0.24)
   Distributions from net realized gains                 --        (1.01)      (2.43)      (3.11)     (1.24)      (1.34)
                                                     ------       ------      ------      ------     ------      ------
     TOTAL DISTRIBUTIONS                                 --        (1.01)      (2.46)      (3.13)     (1.24)      (1.58)
                                                     ------       ------      ------      ------     ------      ------
Change in net asset value                              0.39        (3.38)      (3.86)      (0.80)      1.88       (0.66)
                                                     ------       ------      ------      ------     ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 7.79       $ 7.40      $10.78      $14.64     $15.44      $13.56
                                                     ======       ======      ======      ======      ======     ======
Total return(2)                                        5.27 %(4)  (24.24)%    (12.67)%     18.45 %    25.17 %      7.37 %

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $11,456      $12,047     $19,922     $23,694    $17,315     $10,159

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.59 %(3)    2.56 %      2.40 %      2.29 %     2.11 %      2.31 %
   Net investment income (loss)                       (0.08)%(3)   (0.85)%     (0.93)%     (0.51)%    (0.34)%     (0.55)%
Portfolio turnover                                       15 %(4)      76 %        86 %        77 %      104 %       167 %

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Amount is less than $0.01.

                        See Notes to Financial Statements

PHOENIX-ABERDEEN INTERNATIONAL FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)


                                                                     CLASS C
                                                   ------------------------------------------------
                                                    SIX MONTHS                              FROM
                                                      ENDED      YEAR ENDED NOVEMBER 30   INCEPTION
                                                     5/31/02     ----------------------  3/30/99 TO
                                                   (UNAUDITED)     2001       2000        11/30/99
Net asset value, beginning of period                 $ 7.37       $10.74     $14.65        $12.82
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(1)                       --(5)     (0.07)     (0.13)        (0.08)
   Net realized and unrealized gain (loss)             0.38        (2.29)     (1.26)         1.93
                                                     ------       ------     ------        ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.38        (2.36)     (1.39)         1.85
                                                     ------       ------     ------        ------
LESS DISTRIBUTIONS
   Dividends from net investment income                  --           --      (0.09)        (0.02)
   Distributions from net realized gains                 --        (1.01)     (2.43)           --
                                                     ------       ------     ------        ------
     TOTAL DISTRIBUTIONS                                 --        (1.01)     (2.52)        (0.02)
                                                     ------       ------     ------        ------
Change in net asset value                              0.38        (3.37)     (3.91)         1.83
                                                     ------       ------     ------        ------
NET ASSET VALUE, END OF PERIOD                       $ 7.75       $ 7.37     $10.74        $14.65
                                                     ======       ======     ======        ======
Total return(2)                                        5.16 %(4)  (24.23)%   (12.63)%       14.41 %(4)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $1,409       $1,446     $2,037        $1,137

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.59 %(3)    2.56 %     2.40 %        2.30 %(3)
   Net investment income (loss)                       (0.10)%(3)   (0.81)%    (0.90)%       (0.85)%(3)
Portfolio turnover                                       15 %(4)      76 %       86 %          77 %(4)

(1) Computed using average shares outstanding.
(2) Maximum sales charges are not reflected in total return calculation.
(3) Annualized.
(4) Not annualized.
(5) Amount is less than $0.01.

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND

                           INVESTMENTS AT MAY 31, 2002
                                   (UNAUDITED)

                                                        SHARES      VALUE
                                                        ------   -----------
COMMON STOCKS--96.2%

REAL ESTATE INVESTMENT TRUSTS--96.2%

DIVERSIFIED--8.8%
iStar Financial, Inc. ..............................    44,500   $ 1,357,250
Vornado Realty Trust ...............................    60,000     2,667,000
----------------------------------------------------------------------------
TOTAL DIVERSIFIED                                                  4,024,250
----------------------------------------------------------------------------

HEALTH CARE--4.5%
Health Care Property Investors, Inc. ...............    24,800     1,035,896
Healthcare Realty Trust, Inc. ......................    32,900       990,290
----------------------------------------------------------------------------
TOTAL HEALTH CARE                                                  2,026,186
----------------------------------------------------------------------------

INDUSTRIAL/OFFICE--28.0%

INDUSTRIAL--9.9%
CenterPoint Properties Corp. .......................    36,730     2,093,610
First Industrial Realty Trust, Inc. ................    24,000       823,440
ProLogis Trust .....................................    67,000     1,604,650
                                                                 -----------
                                                                   4,521,700
                                                                 -----------
MIXED--4.0%
Duke Realty Corp. ..................................    36,000       974,160
Reckson Associates Realty Corp. ....................    33,000       829,950
                                                                 -----------
                                                                   1,804,110
                                                                 -----------
OFFICE--14.1%
Alexandria Real Estate Equities, Inc. ..............    15,000       697,500
Boston Properties, Inc. ............................    52,000     2,132,000
Corporate Office Properties Trust ..................    14,437       201,829
Equity Office Properties Trust .....................    46,000     1,386,440
Mack-Cali Realty Corp. .............................    12,000       417,960
SL Green Realty Corp. ..............................    44,000     1,575,200
                                                                 -----------
                                                                   6,410,929
                                                                 -----------
----------------------------------------------------------------------------
TOTAL INDUSTRIAL/OFFICE                                           12,736,739
----------------------------------------------------------------------------

LODGING/RESORTS--3.5%
Hospitality Properties Trust .......................    44,900     1,586,318

RESIDENTIAL--14.9%

APARTMENTS--14.9%
Apartment Investment & Management Co. Class A ......    26,000     1,211,080
Archstone-Smith Trust ..............................    27,700       748,177
Avalonbay Communities, Inc. ........................     9,900       468,864
Camden Property Trust ..............................    25,000       960,000

                                                        SHARES      VALUE
                                                        ------   -----------
RESIDENTIAL--CONTINUED

APARTMENTS--CONTINUED
Equity Residential Properties Trust ................    37,000   $ 1,070,780
Essex Property Trust, Inc. .........................    18,400       961,400
United Dominion Realty Trust, Inc. .................    84,000     1,331,400
----------------------------------------------------------------------------
TOTAL RESIDENTIAL                                                  6,751,701
----------------------------------------------------------------------------

RETAIL--31.8%

FREE STANDING--0.8%
Realty Income Corp. ................................    11,000       377,300

REGIONAL MALLS--15.0%
CBL & Associates Properties, Inc. ..................    60,900     2,302,020
General Growth Properties, Inc. ....................    39,375     1,914,806
Macerich Co. (The) .................................    27,000       770,850
Simon Property Group, Inc. .........................    52,800     1,798,896
                                                                 -----------
                                                                   6,786,572
                                                                 -----------
SHOPPING CENTERS--16.0%
Chelsea Property Group, Inc. .......................    71,400     2,149,140
Developers Diversified Realty Corp. ................    98,383     2,282,486
Kimco Realty Corp. .................................     9,000       287,100
Pan Pacific Retail Properties, Inc. ................    43,000     1,362,240
Weingarten Realty Investors ........................    33,000     1,201,200
                                                                 -----------
                                                                   7,282,166
                                                                 -----------
----------------------------------------------------------------------------
TOTAL RETAIL                                                      14,446,038
----------------------------------------------------------------------------

SELF STORAGE--4.7%
Public Storage, Inc. ...............................    41,500     1,524,710
Shurgard Storage Centers, Inc. .....................    17,463       610,332
----------------------------------------------------------------------------
TOTAL SELF STORAGE                                                 2,135,042
----------------------------------------------------------------------------
TOTAL REAL ESTATE INVESTMENT TRUSTS
(IDENTIFIED COST $36,322,076)                                     43,706,274
----------------------------------------------------------------------------

REAL ESTATE OPERATING COMPANIES--0.0%

DIVERSIFIED--0.0%
Vornado Operating, Inc.(b) .........................     4,075         7,131
----------------------------------------------------------------------------
TOTAL REAL ESTATE OPERATING COMPANIES
(IDENTIFIED COST $32,600)                                              7,131
----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--96.2%
(IDENTIFIED COST $36,354,676)                                     43,713,405
----------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND

                                               STANDARD   PAR
                                               & POOR'S  VALUE
                                                RATING   (000)      VALUE
                                               --------  -----   -----------
SHORT-TERM OBLIGATIONS--5.6%

COMMERCIAL PAPER--5.6%
Koch Industries, Inc. 1.80%, 6/3/02 .........     A-1+  $1,520   $ 1,519,848

Special Purpose Accounts Receivable Corp.
1.85%, 6/14/02 ..............................     A-1    1,000       999,332
----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $2,519,180)                                       2,519,180
----------------------------------------------------------------------------

TOTAL INVESTMENTS--101.8%
(IDENTIFIED COST $38,873,856)                                     46,232,585(a)

Other assets and liabilities, net--(1.8)%                           (805,050)
                                                                 -----------
NET ASSETS--100.0%                                               $45,427,535
                                                                 ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $7,405,761 and gross depreciation of $47,031 for federal income tax purposes. At May 31, 2002, the aggregate cost of securities for federal income tax purposes was $38,873,855.
(b) Non income producing.

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $38,873,856)                              $46,232,585
Cash                                                                3,136
Receivables
   Fund shares sold                                               239,228
   Dividends                                                       75,269
Prepaid expenses                                                       59
                                                              -----------
     Total assets                                              46,550,277
                                                              -----------
LIABILITIES
Payables
   Investment securities purchased                              1,013,430
   Fund shares repurchased                                         17,457
   Distribution fee                                                18,231
   Investment advisory fee                                         16,484
   Transfer agent fee                                               9,712
   Trustees' fee                                                    7,299
   Financial agent fee                                              6,068
   Payable to adviser                                               1,401
Accrued expenses                                                   32,660
                                                              -----------
     Total liabilities                                          1,122,742
                                                              -----------
NET ASSETS                                                    $45,427,535
                                                              ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $36,935,898
Undistributed net investment income                               473,356
Accumulated net realized gain                                     659,552
Net unrealized appreciation                                     7,358,729
                                                              -----------
NET ASSETS                                                    $45,427,535
                                                              ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $31,031,983)             1,922,474
Net asset value and offering price per share                       $16.14
Offering price per share $16.14/(1-5.75%)                          $17.12

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $14,395,552)               899,347
Net asset value and offering price per share                       $16.01

                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Dividends                                                    $1,229,052
Interest                                                         21,116
                                                             ----------
     Total investment income                                  1,250,168
                                                             ----------
EXPENSES
Investment advisory fee                                         147,229
Distribution fee, Class A                                        32,734
Distribution fee, Class B                                        65,369
Financial agent fee                                              34,321
Transfer agent                                                   35,419
Registration                                                     16,734
Professional                                                     15,032
Trustees                                                         12,508
Printing                                                          8,115
Custodian                                                         4,216
Miscellaneous                                                     5,524
                                                             ----------
     Total expenses                                             377,201
     Less expenses borne by investment adviser                  (72,977)
                                                             ----------
     Net expenses                                               304,224
                                                             ----------
NET INVESTMENT INCOME                                           945,944
                                                             ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                 660,069
Net change in unrealized appreciation (depreciation) on
   investments                                                3,485,826
                                                             ----------
NET GAIN ON INVESTMENTS                                       4,145,895
                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $5,091,839
                                                             ==========

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               Six Months
                                                                                  Ended
                                                                                 5/31/02        Year Ended
                                                                               (Unaudited)       11/30/01
                                                                               -----------      -----------
FROM OPERATIONS
   Net investment income (loss)                                                $   945,944      $ 1,243,622
   Net realized gain (loss)                                                        660,069        3,058,877
   Net change in unrealized appreciation (depreciation)                          3,485,826       (1,286,986)
                                                                               -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                   5,091,839        3,015,513
                                                                               -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                 (582,924)        (798,212)
   Net investment income, Class B                                                 (257,820)        (405,433)
   Net realized long term gains, Class A                                        (1,027,500)              --
   Net realized long term gains, Class B                                          (572,051)              --
                                                                               -----------      -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                    (2,440,295)      (1,203,645)
                                                                               -----------      -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (544,934 and 462,549 shares, respectively)      8,281,842        6,889,360
   Net asset value of shares issued from reinvestment of distributions
     (95,230 and 47,206 shares, respectively)                                    1,382,691          694,039
   Cost of shares repurchased (169,598 and 597,844 shares, respectively)        (2,573,788)      (8,810,255)
                                                                               -----------      -----------
Total                                                                            7,090,745       (1,226,856)
                                                                               -----------      -----------
CLASS B
   Proceeds from sales of shares (100,001 and 158,732 shares, respectively)      1,531,184        2,358,417
   Net asset value of shares issued from reinvestment of distributions
     (49,207 and 23,176 shares, respectively)                                      707,845          338,540
   Cost of shares repurchased (81,557 and 273,064 shares, respectively)         (1,226,701)      (4,000,258)
                                                                               -----------      -----------
Total                                                                            1,012,328       (1,303,301)
                                                                               -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                     8,103,073       (2,530,157)
                                                                               -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                        10,754,617         (718,289)

NET ASSETS
   Beginning of period                                                          34,672,918       35,391,207
                                                                               -----------      -----------
   END OF PERIOD [INCLUDING UNDISTRIBUTED NET INVESTMENT INCOME (LOSS) OF
     $473,356 AND $368,156, RESPECTIVELY]                                      $45,427,535      $34,672,918
                                                                               ===========      ===========

                        See Notes to Financial Statements

PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                  ----------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED NOVEMBER 30
                                                    5/31/02       ------------------------------------------------------
                                                  (UNAUDITED)      2001        2000        1999         1998        1997
Net asset value, beginning of period                 $15.23       $14.42      $11.11      $12.25      $16.39      $13.14
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.38(2)      0.58(2)     0.53        0.51(2)     0.55(2)     0.49(2)
   Net realized and unrealized gain (loss)             1.59         0.81        3.26       (1.07)      (3.18)       3.52
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.97         1.39        3.79       (0.56)      (2.63)       4.01
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.37)       (0.58)      (0.48)      (0.58)      (0.44)      (0.51)
   Distributions from net realized gains              (0.69)          --          --          --       (1.07)      (0.25)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (1.06)       (0.58)      (0.48)      (0.58)      (1.51)      (0.76)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              0.91         0.81        3.31       (1.14)      (4.14)       3.25
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $16.14       $15.23      $14.42      $11.11      $12.25      $16.39
                                                     ======       ======      ======      ======      ======      ======
Total return(1)                                       13.76%(7)     9.85%      35.14%      (4.69)%    (17.42)%     31.44%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $31,032      $22,108     $22,207     $17,014     $24,686     $36,336
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(3)                               1.30%(6)     1.30%(5)    1.30%       1.30 %      1.31 %      1.30%
   Net investment income (loss)                        5.05%(6)     3.97%       4.14%       4.30 %      3.79 %      3.34%
Portfolio turnover                                        9%(7)       39%         17%         22 %        11 %        54%

                                                                                 CLASS B
                                                  ----------------------------------------------------------------------
                                                  SIX MONTHS
                                                     ENDED                        YEAR ENDED NOVEMBER 30
                                                    5/31/02       ------------------------------------------------------
                                                  (UNAUDITED)      2001        2000        1999         1998        1997
Net asset value, beginning of period                 $15.11       $14.29      $11.04      $12.19      $16.32      $13.10
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.33(2)      0.48(2)     0.42        0.42(2)     0.43(2)     0.38(2)
   Net realized and unrealized gain (loss)             1.57         0.80        3.24       (1.06)      (3.15)       3.50
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  1.90         1.28        3.66       (0.64)      (2.72)       3.88
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.31)       (0.46)      (0.41)      (0.51)      (0.34)      (0.41)
   Distributions from net realized gains              (0.69)          --          --          --       (1.07)      (0.25)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (1.00)       (0.46)      (0.41)      (0.51)      (1.41)      (0.66)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              0.90         0.82        3.25       (1.15)      (4.13)       3.22
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $16.01       $15.11      $14.29      $11.04      $12.19      $16.32
                                                     ======       ======      ======      ======      ======      ======
Total return(1)                                       13.35%(7)     9.09%      34.05%      (5.38)%    (18.01)%     30.44%
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $14,396      $12,565     $13,184     $12,241     $18,237     $23,091
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(4)                               2.05%(6)     2.05%(5)    2.05%       2.05 %      2.06 %      2.05%
   Net investment income (loss)                        4.36%(6)     3.25%       3.44%       3.54 %      3.07 %      2.55%
Portfolio turnover                                        9%(7)       39%         17%         22 %        11 %        54%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 1.67%, 1.76%, 1.79%, 1.75%, 1.52% and 1.54% for the periods ended May 31, 2002 and
    November 30, 2001, 2000, 1999, 1998 and 1997, respectively.
(4) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.42%, 2.52%, 2.54%, 2.50%, 2.27% and 2.29% for the periods ended May 31, 2002 and
    November 30, 2001, 2000, 1999, 1998 and 1997, respectively.
(5) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(6) Annualized.
(7) Not annualized.

                        See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                           INVESTMENTS AT MAY 31, 2002
                                   (UNAUDITED)

                                                                  PAR
                                                 MOODY'S         VALUE
                                                 RATING          (000)          VALUE
                                                 -------        ------       -----------
FOREIGN GOVERNMENT SECURITIES--79.7%

BRAZIL--16.7%
Federal Republic of Brazil 10.125%, 5/15/27 ...      B          $1,000       $   695,898
Federal Republic of Brazil 12.25%, 3/6/30(h) ..      B           5,000         4,091,250

Federal Republic of Brazil C Bond PIK Interest
Capitalization 8%, 4/15/14 ....................      B          12,314         9,247,119

Federal Republic of Brazil DCB-L 3.125%,
4/15/12(b) ....................................      B           2,000         1,365,000
                                                                             -----------
                                                                              15,399,267
                                                                             -----------
BULGARIA--2.9%
Republic of Bulgaria IAB PDI 2.813%,
7/28/11(b) ....................................      B           2,940         2,680,912

COLOMBIA--2.2%
Republic of Colombia 11.75%, 2/25/20 ..........     Ba           2,000         1,987,500

COSTA RICA--1.1%
Republic of Costa Rica RegS 8.11%, 2/1/12 .....     Ba           1,000         1,021,250

DOMINICAN REPUBLIC--1.2%
Dominican Republic RegS 9.50%, 9/27/06 ........     Ba           1,000         1,067,500

ECUADOR--2.4%
Republic of Ecuador 5%, 8/15/30(b) ............    Caa           3,000         1,552,500
Republic of Ecuador 144A 5%, 8/15/30(b),(c) ...    Caa           1,336           691,380
                                                                             -----------
                                                                               2,243,880
                                                                             -----------
EL SALVADOR--1.1%
Republic of El Salvador 144A 8.25%,
4/10/32(c) ....................................    Baa           1,000           997,500

GUATEMALA--1.2%
Republic of Guatemala RegS 10.25%,
11/8/11 .......................................     Ba           1,000         1,145,000

IVORY COAST--3.0%
Ivory Coast PDI 0%, 3/29/18(g),(i) ............      D          11,040         2,787,600

JAMAICA--2.4%
Government of Jamaica 11.625%, 1/15/22 ........     Ba           2,000         2,220,000

NIGERIA--1.7%
Nigeria Promissory Notes Series RC 5.092%,
1/5/10 ........................................     NR           2,039         1,569,838

                                                                  PAR
                                                 MOODY'S         VALUE
                                                 RATING          (000)          VALUE
                                                 -------        ------       -----------
PAKISTAN--3.2%
Islamic Republic of Pakistan RegS 10%,
12/12/05 ......................................      B          $3,000       $ 2,925,000

PERU--0.8%
Republic of Peru FLIRB 4%, 3/7/17(b),(h) ......     Ba           1,000           717,188

PHILIPPINES--2.4%
Republic of Philippines 10.625%, 3/16/25 ......     Ba           2,000         2,195,000

ROMANIA--1.1%
Romania 10.625%, 6/27/08 ......................      B           1,000(e)      1,022,992

RUSSIA--18.6%
Ministry Finance of Russia Series VII 3%,
5/14/11 .......................................      B           1,740         1,061,400

Ministry Finance of Russia Series VIII 3%,
11/14/07 ......................................      B           5,500         4,056,250

Oblast Nizhniy Novgorod PIK Interest
Capitalization 8.75%, 4/3/05 ..................    Caa           1,168         1,086,401

Russian Federation RegS 11%, 7/24/18 ..........     Ba           2,000         2,230,000
Russian Federation RegS 12.75%, 6/24/28 .......     Ba           5,000         6,187,500
Russian Federation RegS 5%, 3/31/30(b) ........     Ba           3,500         2,508,204
                                                                             -----------
                                                                              17,129,755
                                                                             -----------
SOUTH AFRICA--2.2%
Republic of South Africa Series 153 13%,
8/31/10 .......................................      A          19,000(d)      2,067,881

TURKEY--3.3%
Republic of Turkey 11.50%, 1/23/12(h) .........      B           1,500         1,533,750
Republic of Turkey 11.875%, 1/15/30(h) ........      B           1,000           997,500
Turkey T-Bill 0%, 6/26/02(i) ..................     NR      73,000,000(f)         49,121
Turkey T-Bill 0%, 7/10/02(i) ..................     NR     662,400,000(f)        438,094
                                                                             -----------
                                                                               3,018,465
                                                                             -----------
UKRAINE--4.0%
Government of Ukraine RegS 11%, 3/15/07 .......      B           3,560         3,720,200

URUGUAY--3.0%
Republic of Uruguay 7.625%, 1/20/12 ...........     Ba           4,000         2,770,000

VENEZUELA--5.2%
Republic of Venezuela DCB Series DL
2.875%, 12/18/07 ..............................      B           1,143           930,701

                        See Notes to Financial Statements

                                                                              15

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                                                                  PAR
                                                 MOODY'S         VALUE
                                                 RATING          (000)          VALUE
                                                 -------        ------       -----------
VENEZUELA--CONTINUED
Republic of Venezuela FLIRB Series A
3.313%, 3/31/07(h) ............................      B          $4,762       $ 3,863,010
                                                                             -----------
                                                                               4,793,711
                                                                             -----------
----------------------------------------------------------------------------------------
TOTAL FOREIGN GOVERNMENT SECURITIES
(IDENTIFIED COST $70,841,629)                                                 73,480,439
----------------------------------------------------------------------------------------

FOREIGN CORPORATE BONDS--14.3%

CAYMAN ISLANDS--1.1%
Vestel Electronics Finance 144A 11.50%,
5/14/07 (Consumer Electronics)(c) .............     Ba           1,000           982,500

INDONESIA--1.5%
Indo Cement 3.80%, 4/20/08 (Building
Products) .....................................     NR           2,000         1,425,000

MALAYSIA--1.1%
Petronas Capital Ltd. 144A 7%, 5/22/12
(Integrated Oil & Gas)(c) .....................     Baa          1,000         1,011,400

NETHERLANDS--4.1%
Kazkommerts International BV 144A 10.125%,
5/8/07 (Diversified Financial Services)(c) ....     Ba           2,000         2,013,750

Satelindo International Finance BV RegS
4.481%, 12/31/04 (Diversified Financial
Services) .....................................     NR             667           576,666

Satelindo International Finance BV RegS
4.481%, 12/31/05 (Diversified Financial
Services) .....................................     NR             667           576,666

Satelindo International Finance BV RegS
4.481%, 12/31/06 (Diversified Financial
Services) .....................................     NR             667           576,666
                                                                             -----------
                                                                               3,743,748
                                                                             -----------
PHILIPPINES--1.1%
Philippine Long Distance Telephone 144A
11.375%, 5/15/12 (Integrated
Telecommunication Services)(c) ................     Ba           1,000         1,037,500

RUSSIA--4.9%
Mobile Telesystems Finance 144A 10.95%,
12/21/04 (Wireless Telecommunication
Services)(c),(h) ..............................     Ba             650           667,062

Mobile Telesystems Finance RegS 10.95%,
12/21/04 (Wireless Telecommunication
Services)(h) ..................................     Ba           1,350         1,385,438


                                                                 PAR
                                                 MOODY'S        VALUE
                                                 RATING          (000)          VALUE
                                                 -------        ------       -----------
RUSSIA--CONTINUED
Ojsc Oil Co. Rosneft 12.75%, 11/20/06
(Integrated Oil & Gas) ........................      B          $1,000       $ 1,082,500

Vimplecom BV 144A 10.45%, 4/26/05
(Wireless Telecommunication Services)(c) ......      B           1,400         1,393,000
                                                                             -----------
                                                                               4,528,000
                                                                             -----------
TURKEY--0.5%
European Bank for Reconstruction and
Development 0%, 5/12/05 (Banks)(i) ............     Aaa          1,500           496,950
----------------------------------------------------------------------------------------
TOTAL FOREIGN CORPORATE BONDS
(IDENTIFIED COST $13,325,028)                                                 13,225,098
----------------------------------------------------------------------------------------

                                                               SHARES
                                                               ------

FOREIGN COMMON STOCKS--4.1%

CZECH REPUBLIC--0.6%
Komercni Banka A.S. (Banks)(i) ...........................      10,760           560,413

MALAYSIA--0.2%
Malayan Banking Berhad (Banks) ...........................      70,000           165,794

RUSSIA--3.2%
Avtovaz (Automobile Manufacturers)(i) ....................       6,500           244,725
Cherepovets Mk Severstal (Steel)(i) ......................       2,500           178,750
Norilsk Nickel ADR (Diversified Metals & Mining) .........      21,500           499,875
Oao Gazprom ADR RegS (Gas Utilities) .....................      34,780           599,955
Rostelecom (Alternative Carriers) ........................     175,000           220,500
Tyumen Oil Co. (Integrated Oil & Gas)(i) .................      65,000           143,000

United Heavy Machinery Uralmash-Izhora Group
(Industrial Conglomerates)(i) ............................      20,000           118,500

United Heavy Machinery Uralmash-Izhora Group ADR
(Industrial Conglomerates)(i) ............................      20,000           118,500

YUKOS Oil Co. (Integrated Oil & Gas) .....................      83,500           860,050
                                                                             -----------
                                                                               2,983,855
                                                                             -----------
TURKEY--0.1%
Finansbank AS (Banks)(i) .................................  70,000,000            34,941
Turkcell Iletisim Hizmetleri AS (Wireless
Telecommunication Services)(i) ...........................   5,000,000            28,770
                                                                             -----------
                                                                                  63,711
                                                                             -----------
----------------------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $3,248,098)                                                   3,773,773
----------------------------------------------------------------------------------------

                        See Notes to Financial Statements

16

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                                                               SHARES           VALUE
                                                               ------        -----------


MUTUAL FUNDS--0.3%

IShares MSCI Malaysia (Free) Index Fund .................       42,000       $   249,060
----------------------------------------------------------------------------------------
TOTAL MUTUAL FUNDS
(IDENTIFIED COST $267,480)                                                       249,060
----------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.4%
(IDENTIFIED COST $87,682,235)                                                 90,728,370
----------------------------------------------------------------------------------------

                                                 STANDARD        PAR
                                                 & POOR'S       VALUE
                                                 RATING         (000)
                                                 --------       -----
SHORT-TERM OBLIGATIONS--2.0%

COMMERCIAL PAPER--2.0%
NetJets, Inc. 1.80%, 6/3/02 ...................     A-1+        $1,885         1,884,812
----------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,884,812)                                                   1,884,812
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS--100.4%
(IDENTIFIED COST $89,567,047)                                                 92,613,182(a)

Other assets and liabilities, net--(0.4)%                                       (406,570)
                                                                             -----------
NET ASSETS--100.0%                                                           $92,206,612
                                                                             ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $4,244,489 and gross depreciation of $2,273,220 for federal income tax purposes. At May 31, 2002, the aggregate cost of securities for federal income tax purposes was $90,641,913.
(b) Variable or step coupon security; interest rate shown reflects the rate currently in effect.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, these securities amounted to a value of $8,794,092 or 9.5% of net assets.
(d) Par value represents South African Rand.
(e) Par value represents Euro.
(f) Par value represents Turkish Lira.
(g) Security in default.
(h) All or a portion segregated as collateral for swaps.
(i) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $89,567,047)                            $ 92,613,182
Cash                                                              12,517
Net unrealized appreciation on swap agreements                   161,000
Receivables
   Investment securities sold                                 14,491,529
   Dividends and interest                                      2,218,455
   Fund shares sold                                              450,399
Prepaid expenses                                                     166
                                                            ------------
     Total assets                                            109,947,248
                                                            ------------
LIABILITIES
Payables
   Investment securities purchased                            17,370,680
   Fund shares repurchased                                       115,634
   Investment advisory fee                                        59,542
   Distribution fee                                               55,885
   Transfer agent fee                                             23,460
   Financial agent fee                                             9,613
   Trustees' fee                                                   7,299
   Payable for swap contracts                                     59,815
Accrued expenses                                                  38,708
                                                            ------------
     Total liabilities                                        17,740,636
                                                            ------------
NET ASSETS                                                  $ 92,206,612
                                                            ============
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest            $142,399,686
Distributions in excess of net investment income                (459,470)
Accumulated net realized loss                                (52,937,873)
Net unrealized depreciation                                    3,204,269
                                                            ------------
NET ASSETS                                                  $ 92,206,612
                                                            ============
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $36,017,762)            5,082,554
Net asset value per share                                          $7.09
Offering price per share $7.09/(1-4.75%)                           $7.44

CLASS B
Shares of beneficial interest outstanding, no par value,
  unlimited authorization (Net Assets $52,920,841)             7,599,258
Net asset value and offering price per share                       $6.96

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $3,268,009)               466,234
Net asset value and offering price per share                       $7.01


                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                   $ 5,548,839
Dividends                                                       62,635
Foreign taxes withheld                                         (39,161)
                                                           -----------
     Total investment income                                 5,572,313
                                                           -----------
EXPENSES
Investment advisory fee                                        336,958
Distribution fee, Class A                                       43,611
Distribution fee, Class B                                      259,742
Distribution fee, Class C                                       15,092
Financial agent fee                                             55,081
Transfer agent                                                  64,143
Custodian                                                       51,333
Professional                                                    15,436
Registration                                                    15,009
Trustees                                                        12,508
Printing                                                        10,216
Miscellaneous                                                    8,064
                                                           -----------
     Total expenses                                            887,193
     Custodian fees paid indirectly                             (5,252)
                                                           -----------
     Net expenses                                              881,941
                                                           -----------
NET INVESTMENT INCOME                                        4,690,372
                                                           -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                              3,811,319
Net realized loss on options                                  (445,000)
Net realized loss on swaps                                     (94,353)
Net realized loss on foreign currency transactions            (150,573)
Net change in unrealized appreciation (depreciation)
   on investments                                            3,016,451
Net change in unrealized appreciation (depreciation)
   on swap agreements                                          240,000
Net change in unrealized appreciation (depreciation) on
   foreign currency and foreign currency transactions           10,645
                                                           -----------
NET GAIN ON INVESTMENTS                                      6,388,489
                                                           -----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS       $11,078,861
                                                           ===========

                        See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                              Six Months
                                                                                                 Ended
                                                                                                5/31/02         Year Ended
                                                                                              (Unaudited)        11/30/01
                                                                                              -----------      ------------
FROM OPERATIONS
   Net investment income (loss)                                                               $ 4,690,372      $ 11,360,034
   Net realized gain (loss)                                                                     3,121,393       (14,971,324)
   Net change in unrealized appreciation (depreciation)                                         3,267,096         8,874,357
                                                                                              -----------      ------------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                 11,078,861         5,263,067
                                                                                              -----------      ------------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                              (1,997,729)       (4,486,605)
   Net investment income, Class B                                                              (2,814,160)       (6,487,782)
   Net investment income, Class C                                                                (162,783)         (308,109)
                                                                                              -----------      ------------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                                   (4,974,672)      (11,282,496)
                                                                                              -----------      ------------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (2,241,080 and 5,362,381 shares, respectively)                15,882,747        38,788,866
   Net asset value of shares issued from reinvestment of distributions
     (120,707 and 251,437 shares, respectively)                                                   847,676         1,786,862
   Cost of shares repurchased (1,867,731 and 5,673,986 shares, respectively)                  (13,171,852)      (39,921,288)
                                                                                              -----------      ------------
Total                                                                                           3,558,571           654,440
                                                                                              -----------      ------------
CLASS B
   Proceeds from sales of shares (553,499 and 1,084,842 shares, respectively)                   3,827,167         7,646,877
   Net asset value of shares issued from reinvestment of distributions
     (116,374 and 280,264 shares, respectively)                                                   801,989         1,958,251
   Cost of shares repurchased (560,423 and 1,328,449 shares, respectively)                     (3,855,158)       (9,151,393)
                                                                                              -----------      ------------
   Total                                                                                          773,998           453,735
                                                                                              -----------      ------------
CLASS C
   Proceeds from sales of shares (127,995 and 86,811 shares, respectively)                        880,462           605,905
   Net asset value of shares issued from reinvestment of distributions
     (6,658 and 14,724 shares, respectively)                                                       46,161           103,274
   Cost of shares repurchased (36,730 and 76,234 shares, respectively)                           (253,018)         (522,203)
                                                                                              -----------      ------------
   Total                                                                                          673,605           186,976
                                                                                              -----------      ------------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                                    5,006,174         1,295,151
                                                                                              -----------      ------------
   NET INCREASE (DECREASE) IN NET ASSETS                                                       11,110,363        (4,724,278)

NET ASSETS
   Beginning of period                                                                         81,096,249        85,820,527
                                                                                              -----------      ------------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME OF ($459,470)
     AND ($175,170), RESPECTIVELY]                                                            $92,206,612      $ 81,096,249
                                                                                              ===========      ============

                        See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                   ------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED NOVEMBER 30
                                                     5/31/02      ---------------------------------------------------------
                                                   (UNAUDITED)     2001        2000        1999         1998        1997
Net asset value, beginning of period                 $ 6.58       $ 6.96      $ 7.69      $ 7.20      $12.84      $14.80
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.37         0.90        1.32(2)     1.23        1.32        1.38(2)
   Net realized and unrealized gain (loss)             0.54        (0.36)      (1.05)       0.40       (4.22)       0.17
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.91         0.54        0.27        1.63       (2.90)       1.55
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.40)       (0.92)      (1.00)      (1.14)      (2.16)      (1.28)
   Distributions from net realized gains                 --           --          --          --       (0.23)      (2.23)
   Return of capital                                     --           --          --          --       (0.35)         --
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.40)       (0.92)      (1.00)      (1.14)      (2.74)      (3.51)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              0.51        (0.38)      (0.73)       0.49       (5.64)      (1.96)
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 7.09       $ 6.58      $ 6.96      $ 7.69      $ 7.20      $12.84
                                                     ======       ======      ======      ======      ======      ======
Total return(1)                                       14.05%(6)     7.42%       2.44%      25.63%     (27.20)%     11.91%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $36,018      $30,202     $32,344     $54,849     $41,725     $67,875

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.50%(4)(5)  1.58%(4)    1.50%(3)    1.56%       1.43 %      1.40%
   Net investment income                              10.89%(5)    13.09%      16.47%      17.96%      13.74 %      9.90%
Portfolio turnover                                      302%(6)      932%        528%        326%        405 %       614%

                                                                                 CLASS B
                                                   ------------------------------------------------------------------------
                                                   SIX MONTHS
                                                      ENDED                        YEAR ENDED NOVEMBER 30
                                                     5/31/02      ---------------------------------------------------------
                                                   (UNAUDITED)     2001        2000        1999         1998        1997
Net asset value, beginning of period                 $ 6.47       $ 6.86      $ 7.60      $ 7.13      $12.77      $14.78
INCOME FROM INVESTMENT OPERATIONS
     Net investment income                             0.35         0.84        1.29(2)     1.17        1.23        1.26(2)
     Net realized and unrealized gain (loss)           0.51        (0.37)      (1.09)       0.40       (4.18)       0.18
                                                     ------       ------      ------      ------      ------      ------
       TOTAL FROM INVESTMENT OPERATIONS                0.86         0.47        0.20        1.57       (2.95)       1.44
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.37)       (0.86)      (0.94)      (1.10)      (2.13)      (1.22)
   Distributions from net realized gains                 --           --          --          --       (0.23)      (2.23)
   Return of capital                                     --           --          --          --       (0.33)         --
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.37)       (0.86)      (0.94)      (1.10)      (2.69)      (3.45)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                              0.49        (0.39)      (0.74)       0.47       (5.64)      (2.01)
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 6.96       $ 6.47      $ 6.86      $ 7.60      $ 7.13      $12.77
                                                     ======       ======      ======      ======      ======      ======
Total return(1)                                       13.54%(6)     6.68%       1.60%      24.52%     (27.86)%     11.07%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $52,921      $48,495     $51,112     $58,453     $37,270     $38,673

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.25%(4)(5)  2.33%(4)    2.26%(3)    2.31%       2.20 %      2.15%
   Net investment income                              10.15%(5)    12.35%      16.10%      17.04%      12.98 %      9.14%
Portfolio turnover                                      302%(6)      932%        528%        326%        405 %       614%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would be 1.51% for Class A and would not significantly differ for Class B.
(4) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(5) Annualized.
(6) Not annualized.

                        See Notes to Financial Statements

PHOENIX-GOODWIN EMERGING MARKETS BOND FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                           CLASS C
                                                   -----------------------------------------------------------
                                                                      YEAR ENDED NOVEMBER 30
                                                                  ------------------------------
                                                    SIX MONTHS                                         From
                                                       ENDED                                         Inception
                                                      5/31/02                                       3/26/98 to
                                                   (UNAUDITED)     2001        2000        1999      11/30/98
Net asset value, beginning of period                 $ 6.51       $ 6.89      $ 7.63      $ 7.17      $12.25
INCOME FROM INVESTMENT OPERATIONS
   Net investment income                               0.37         0.85        1.25(2)     1.17        0.85(2)
   Net realized and unrealized gain (loss)             0.50        (0.37)      (1.05)       0.39       (5.10)
                                                     ------       ------      ------      ------      ------
        TOTAL FROM INVESTMENT OPERATIONS               0.87         0.48        0.20        1.56       (4.25)
                                                     ------       ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.37)       (0.86)      (0.94)      (1.10)      (0.66)
   Distributions from net realized gains                 --           --          --          --          --
   Return of capital                                     --           --          --          --       (0.17)
                                                     ------       ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.37)       (0.86)      (0.94)      (1.10)      (0.83)
                                                     ------       ------      ------      ------      ------
Change in net asset value                              0.50        (0.38)      (0.74)       0.46       (5.08)
                                                     ------       ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $ 7.01       $ 6.51      $ 6.89      $ 7.63      $ 7.17
                                                     ======       ======      ======      ======      ======
Total return(1)                                       13.62%(5)     6.65%       1.73%      24.40%     (35.33)%(5)

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $3,268       $2,399      $2,365      $3,010      $1,205

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  2.25%(3)(4)  2.33%(3)    2.26%(3)    2.31%(3)    2.29 %(4)
   Net investment income                              10.14%(4)    12.37%      15.99%      16.47%      15.59 %(4)
Portfolio turnover                                      302%(5)      932%        528%        326%        405 %(5)

(1) Maximum sales charges are not reflected in the total return calculation.
(2) Computed using average shares outstanding.
(3) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(4) Annualized.
(5) Not annualized.

                        See Notes to Financial Statements

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                           INVESTMENTS AT MAY 31, 2002
                                   (UNAUDITED)

                                                  STANDARD        PAR
                                                  & POOR'S       VALUE
                                                   RATING        (000)          VALUE
                                                  --------      ------       -----------
MUNICIPAL BONDS--94.8%

ALABAMA--2.6%
Jefferson County Sewer Revenue Bonds
Series D 5.75%, 2/1/27 (FGIC Insured) .........      AAA        $2,000       $ 2,065,600

ARKANSAS--0.9%
Drew County Public Facilities Board Series A-2
7.90%, 8/1/11 (FNMA Collateralized) ...........     Aaa(b)         141           147,764

Jacksonville Residential Housing Facilities
Board Series A-2 7.90%, 1/1/11 (FNMA
Collateralized) ...............................     Aaa(b)         227           236,706

Lonoke County Residential Housing Facilities
Board Series A-2 7.90%, 4/1/11 (FNMA
Collateralized) ...............................     Aaa(b)         219           234,593

Stuttgart Public Facilities Board Revenue
Series A-2 7.90%, 9/1/11 ......................     Aaa(b)          71            74,617
                                                                             -----------
                                                                                 693,680
                                                                             -----------

CALIFORNIA--13.2%
California State General Obligation 5%, 3/1/17        A+         2,500         2,523,150

Morgan Hill Unified School District 0%, 8/1/23
(FGIC Insured) ................................      AAA         2,590           801,812

Riverside County Single Family Revenue
Series B 8.625%, 5/1/16 (GNMA
Collateralized) ...............................      AAA         4,300         6,074,137

South Gate Utility Authority Revenue 0%,
10/1/19 (FGIC Insured) ........................      AAA         1,385           557,781

South Gate Utility Authority Revenue 0%,
10/1/20 (FGIC Insured) ........................      AAA         1,385           519,887
                                                                             -----------
                                                                              10,476,767
                                                                             -----------
CONNECTICUT--6.6%
Mashantucket Western Pequot Tribe Special
Revenue Series A 144A 6.50%, 9/1/05(c) ........      AAA           845           943,341

Mashantucket Western Pequot Tribe Special
Revenue Series A 144A 6.50%, 9/1/06(c) ........      AAA           495           563,241

Mashantucket Western Pequot Tribe Special
Revenue Series A 144A 5.50%, 9/1/28(c) ........     Baa(b)       1,500         1,426,065

Mashantucket Western Pequot Tribe Special
Revenue Series B 144A 5.60%, 9/1/09(c) ........     Baa(b)       1,000         1,048,970

                                                  STANDARD        PAR
                                                  & POOR'S       VALUE
                                                   RATING        (000)          VALUE
                                                  --------      ------       -----------
CONNECTICUT--CONTINUED
University of Conneticut Revenue Series A
5%, 11/15/29 (FGIC Insured) ...................      AAA        $1,250       $ 1,222,812
                                                                             -----------
                                                                               5,204,429
                                                                             -----------

FLORIDA--3.6%
Florida State Board of Education Series A
5.25%, 6/1/16 .................................      AA+         1,250         1,284,288

Florida State Board of Education Series E
5.50%, 6/1/20 .................................      AA+         1,500         1,567,365
                                                                             -----------
                                                                               2,851,653
                                                                             -----------

GEORGIA--4.0%
Cartersville Development Authority Revenue
5.625%, 5/1/09 ................................       A+         2,000         2,166,720

Fulton County Development Authority Revenue
Series A 5%, 11/1/31 ..........................      AA+         1,000           960,010
                                                                             -----------
                                                                               3,126,730
                                                                             -----------

ILLINOIS--2.4%
Chicago Board of Education Series A 6%,
1/1/20 (MBIA Insured) .........................      AAA           500           563,655

Illinois Health Facilities Authority Revenue
Series C 7%, 4/1/08 (FSA Insured) .............      AAA         1,100         1,275,307

Metropolitan Pier & Exposition Authority
Revenue 6.50%, 6/15/07 (FGIC Insured) .........      AA-            30            31,706
                                                                             -----------
                                                                               1,870,668
                                                                             -----------

INDIANA--3.1%
Indianapolis Local Public Improvement
Revenue Series C 0%, 1/1/03 ...................      A(b)        2,500         2,471,125

KENTUCKY--6.9%
Kentucky State Turnpike Authority Economic
Development Revenue 0%, 1/1/10
(FGIC Insured) ................................      AAA         3,300         2,378,178

Louisville and Jefferson County Metropolitan
Sewer District Series A 5.50%, 5/15/34
(MBIA Insured) ................................      AAA         2,000         2,043,500

Perry County Solid Waste Disposal Revenue
7%, 6/1/24 ....................................      BBB         1,000         1,038,170
                                                                             -----------
                                                                               5,459,848
                                                                             -----------

                        See Notes to Financial Statements

22

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                                                  STANDARD        PAR
                                                  & POOR'S       VALUE
                                                   RATING        (000)          VALUE
                                                  --------      ------       -----------
LOUISIANA--4.7%
Louisiana Local Government Environmental
Facilities Community Development Authority
Revenue 5.25%, 12/1/18 (AMBAC Insured) ........      AAA        $2,500       $ 2,629,875

New Orleans General Obligation 5.50%,
12/1/15 (FGIC Insured) ........................      AAA         1,000         1,096,910
                                                                             -----------
                                                                               3,726,785
                                                                             -----------

MASSACHUSETTS--1.2%
Massachusetts State Industrial Financing
Agency Revenue 0%, 8/1/05 .....................       A+         1,100           992,365

MICHIGAN--4.8%
Romulus Community Schools General
Obligation 5.25%, 5/1/25 ......................      AAA         1,000         1,000,810

St. Johns Public Schools General Obligation
5.10%, 5/1/25 (FGIC Insured) ..................      AAA         1,000         1,004,090

Williamston Community School General
Obligation 5.50%, 5/1/25 (MBIA Insured) .......      AAA         1,725         1,824,998
                                                                             -----------
                                                                               3,829,898
                                                                             -----------

MISSISSIPPI--1.4%
Mississippi State University Educational
Building Corporation Revenue 5.25%, 8/1/15
(MBIA Insured) ................................     Aaa(b)       1,000         1,072,540

NEW JERSEY--4.2%
Camden County Municipal Utilities Authority
Sewer Revenue Series B 0%, 9/1/11
(FGIC Insured) ................................      AAA         3,000         2,006,610

New Jersey State Transportation Trust Fund
Authority Series B 5.25%, 6/15/15 .............      AAA         1,250         1,305,138
                                                                             -----------
                                                                               3,311,748
                                                                             -----------

NEW YORK--0.6%
Metropolitan Transit Authority Revenue
5.25%, 11/15/31 ...............................      AAA           500           499,755

NORTH CAROLINA--2.0%
North Carolina Municipal Power Agency
Revenue 6%, 1/1/09 (AMBAC Insured) ............      AAA         1,385         1,549,566

OHIO--1.4%
Ohio State Turnpike Commission Revenue
Series A 5.50%, 2/15/15 .......................      AAA         1,000         1,099,680

                                                  STANDARD        PAR
                                                  & POOR'S       VALUE
                                                   RATING        (000)          VALUE
                                                  --------      ------       -----------
PENNSYLVANIA--8.1%
Delaware Valley Regional Finance Authority
Revenue Series B 5.70%, 7/1/27 (AMBAC
Insured) ......................................      AAA        $2,000       $ 2,181,120

Pennsylvania State Finance Authority Revenue
6.60%, 11/1/09 (SunAmerica Life Insurance
Co. Insured) ..................................       A          4,000         4,250,920
                                                                             -----------
                                                                               6,432,040
                                                                             -----------

SOUTH CAROLINA--1.6%
Spartanburg Waterworks Revenue 5.25%,
6/1/28 ........................................      AAA         1,250         1,255,063

TENNESSEE--4.1%
Lincoln County General Obligation 5.25%,
4/1/18 (FGIC Insured) .........................     Aaa(b)       1,440         1,509,365

Metropolitan Government Nashville &
Davidson County Health & Educational
Facilities Board Revenue 6%, 12/1/16
(AMBAC Insured) ...............................      AAA         1,500         1,716,720
                                                                             -----------
                                                                               3,226,085
                                                                             -----------

TEXAS--4.7%
Midlothian Water District General Obligation
5.50%, 9/1/18 (FSA Insured) ...................      AAA         1,110         1,168,497

Round Rock Independent School District
General Obligation 5.375%, 8/1/17 (PSF-GTD
Insured) ......................................      AAA         1,050         1,101,009

San Antonio Electric & Gas Revenue 5%,
2/1/12 ........................................      AAA            15            15,968

Texas State Public Finance Authority Building
Revenue 6.25%, 8/1/09 (MBIA Insured) ..........      AAA         1,250         1,410,700
                                                                             -----------
                                                                               3,696,174
                                                                             -----------

VIRGINIA--4.5%
Pittsylvania County Industrial Development
Authority Revenue Series A 7.30%, 1/1/04 ......       NR           455           464,896

Pittsylvania County Industrial Development
Authority Revenue Series A 7.45%, 1/1/09 ......       NR         1,000         1,018,680

Upper Occoquan Regional Sewer Authority
Revenue Series A 5.15%, 7/1/20 (MBIA
Insured) ......................................      AAA         2,000         2,076,460
                                                                             -----------
                                                                               3,560,036
                                                                             -----------

WEST VIRGINIA--2.7%
Upshur County Solid Waste Disposal Revenue
7%, 7/15/25 ...................................      BBB         2,000         2,103,080

                        See Notes to Financial Statements

                                                                              23

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND


                                                  STANDARD        PAR
                                                  & POOR'S       VALUE
                                                   RATING        (000)          VALUE
                                                  --------      ------       -----------
WISCONSIN--3.6%
Wisconsin State Clean Water Revenue
Series 1 6.875%, 6/1/11 .......................      AA+        $  750       $   879,030

Wisconsin State Health and Education
Facilities Authority Revenue 5%, 8/15/18 ......       AA         2,000         1,968,980
                                                                             -----------
                                                                               2,848,010
                                                                             -----------

OTHER TERRITORIES--1.9%
Puerto Rico Commonwealth Highway &
Transportation Authority Revenue Series V
6.625%, 7/1/12 ................................       A          1,500         1,528,140

----------------------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--94.8%
(IDENTIFIED COST $71,219,716)                                                 74,951,465
----------------------------------------------------------------------------------------

SHORT-TERM OBLIGATIONS--4.2%

COMMERCIAL PAPER--4.2%
NetJets, Inc. 1.80%, 6/3/02 ...................      A-1+        3,295         3,294,670
----------------------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $3,294,670)                                                   3,294,670
----------------------------------------------------------------------------------------

TOTAL INVESTMENTS--99.0%
(IDENTIFIED COST $74,514,386)                                                 78,246,135(a)

Other assets and liabilities, net--1.0%                                          798,090
                                                                             -----------
NET ASSETS--100.0%                                                           $79,044,225
                                                                             ===========

(a) Federal Income Tax Information: Net unrealized appreciation of investment securities is comprised of gross appreciation of $3,991,401 and gross depreciation of $210,936 for federal income tax purposes. At May 31, 2002, the aggregate cost of securities for federal income tax purposes was $74,465,670.
(b) As rated by Moody's or Fitch.
(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At May 31, 2002, these securities amounted to a value of $3,981,617 or 5.0% of net assets. At May 31, 2002, 56.6% of net assets are backed by insurance of financial institutions and financial guaranty assurance agencies. Insurers with a concentration greater than 10% of net assets are as follows: FGIC, 16.7%, MBIA, 11.4% and AMBAC, 10.2%.

                        See Notes to Financial Statements

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $74,514,386)                              $78,246,135
Cash                                                                2,703
Receivables
   Interest                                                       984,578
   Fund shares sold                                                 9,802
   Receivable from advisor                                             77
Other receivables                                                   9,151
Prepaid expense                                                       145
                                                              -----------
     Total assets                                              79,252,591
                                                              -----------
LIABILITIES
Payables
   Fund shares redeemed                                            39,392
   Dividend distributions                                          54,278
   Investment advisory fee                                         30,119
   Distribution fee                                                19,744
   Transfer agent fee                                              15,076
   Financial agent fee                                              8,587
   Trustees' fee                                                    6,365
Accrued expenses                                                   34,805
                                                              -----------
     Total liabilities                                            208,366
                                                              -----------
NET ASSETS                                                    $79,044,225
                                                              ===========
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $75,706,119
Distributions in excess of net investment income                  (23,140)
Accumulated net realized loss                                    (370,503)
Net unrealized appreciation                                     3,731,749
                                                              -----------
NET ASSETS                                                    $79,044,225
                                                              ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $74,324,532)             6,882,688
Net asset value per share                                          $10.80
Offering price per share $10.80/(1-4.75%)                          $11.34

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $4,719,693)                434,606
Net asset value and offering price per share                       $10.86


                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                     $2,104,064
                                                             ----------
     Total investment income                                  2,104,064
                                                             ----------
EXPENSES
Investment advisory fee                                         179,112
Distribution fee, Class A                                        93,459
Distribution fee, Class B                                        24,190
Financial agent fee                                              50,660
Transfer agent fee                                               42,887
Professional                                                     17,497
Trustees                                                         11,575
Registration                                                     11,112
Custodian                                                         5,689
Printing                                                          5,109
Miscellaneous                                                     5,903
                                                             ----------
  Total expenses                                                447,193
                                                             ----------
NET INVESTMENT INCOME                                         1,656,871
                                                             ----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain on securities                                 766,733
Net change in unrealized appreciation (depreciation) on
   investments                                                 (865,284)
                                                             ----------
NET LOSS ON INVESTMENTS                                         (98,551)
                                                             ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS         $1,558,320
                                                             ==========

                        See Notes to Financial Statements

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                     Six Months
                                                                                        Ended
                                                                                       5/31/02         Year Ended
                                                                                     (Unaudited)        11/30/01
                                                                                     -----------      -----------
FROM OPERATIONS
   Net investment income (loss)                                                      $ 1,656,871      $ 3,628,158
   Net realized gain (loss)                                                              766,733        1,490,344
   Net change in unrealized appreciation (depreciation)                                 (865,284)       1,404,941
                                                                                     -----------      -----------
  INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                          1,558,320        6,523,443
                                                                                     -----------      -----------
FROM DISTRIBUTIONS TO SHAREHOLDERS
   Net investment income, Class A                                                     (1,733,672)      (3,813,275)
   Net investment income, Class B                                                        (91,743)        (201,167)
                                                                                     -----------      -----------
   DECREASE IN NET ASSETS FROM DISTRIBUTIONS TO SHAREHOLDERS                          (1,825,415)      (4,014,442)
                                                                                     -----------      -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (583,051 and 2,895,159 shares, respectively)          6,288,072       31,246,287
   Net asset value of shares issued from reinvestment of distributions
     (91,062 and 199,931 shares, respectively)                                           976,574        2,162,523
   Cost of shares repurchased (831,740 and 3,553,887 shares, respectively)            (8,955,591)     (38,378,176)
                                                                                     -----------      -----------
Total                                                                                 (1,690,945)      (4,969,366)
                                                                                     -----------      -----------
CLASS B
   Proceeds from sales of shares (46,690 and 135,510 shares, respectively)               502,813        1,479,543
   Net asset value of shares issued from reinvestment of distributions
     (3,473 and 7,687 shares, respectively)                                               37,450           83,561
   Cost of shares repurchased (85,580 and 134,244 shares, respectively)                 (924,307)      (1,464,091)
                                                                                     -----------      -----------
Total                                                                                   (384,044)          99,013
                                                                                     -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                          (2,074,989)      (4,870,353)
                                                                                     -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                              (2,342,084)      (2,361,352)

NET ASSETS
   Beginning of period                                                                81,386,309       83,747,661
                                                                                     -----------      -----------
   END OF PERIOD [INCLUDING DISTRIBUTIONS IN EXCESS OF NET INVESTMENT INCOME AND
     UNDISTRIBUTED NET INVESTMENT INCOME OF ($23,140) AND $145,404, RESPECTIVELY]    $79,044,225      $81,386,309
                                                                                     ===========      ===========

                        See Notes to Financial Statements

PHOENIX-GOODWIN TAX-EXEMPT BOND FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                                                 CLASS A
                                                  ----------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                      YEAR ENDED NOVEMBER 30
                                                   5/31/02        ------------------------------------------------------
                                                  (UNAUDITED)      2001        2000        1999         1998        1997
Net asset value, beginning of period                 $10.83       $10.52      $10.29      $11.21      $11.17      $11.28
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.23         0.48        0.57        0.52        0.57        0.59
   Net realized and unrealized gain (loss)            (0.01)        0.35        0.16       (0.92)       0.20        0.05
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.22         0.83        0.73       (0.40)       0.77        0.64
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.25)       (0.52)      (0.50)      (0.52)      (0.64)      (0.59)
   Distributions from net realized gains                 --           --          --          --       (0.09)      (0.16)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.25)       (0.52)      (0.50)      (0.52)      (0.73)      (0.75)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                             (0.03)        0.31        0.23       (0.92)       0.04       (0.11)
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.80       $10.83      $10.52      $10.29      $11.21      $11.17
                                                     ======       ======      ======      ======      ======      ======
Total return(1)                                        2.03%(4)     8.09%       7.25%      (3.66)%      5.75%       6.04%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)            $74,325      $76,268     $78,878     $88,770    $107,371    $122,763

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.08%(3)     1.11%(2)    1.12%       1.01 %      0.97%       0.96%
   Net investment income (loss)                        4.21%(3)     4.37%       5.54%       4.25 %      4.77%       5.36%
Portfolio turnover                                       22%(4)       28%         12%         18 %        14%         15%



                                                                                 CLASS B
                                                  ----------------------------------------------------------------------
                                                  SIX MONTHS
                                                    ENDED                      YEAR ENDED NOVEMBER 30
                                                   5/31/02        ------------------------------------------------------
                                                  (UNAUDITED)      2001        2000        1999         1998        1997
Net asset value, beginning of period                 $10.89       $10.56      $10.34      $11.25      $11.22      $11.32
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)                        0.19         0.39        0.50        0.45        0.48        0.50
   Net realized and unrealized gain (loss)            (0.02)        0.37        0.15       (0.93)       0.19        0.06
                                                     ------       ------      ------      ------      ------      ------
     TOTAL FROM INVESTMENT OPERATIONS                  0.17         0.76        0.65       (0.48)       0.67        0.56
                                                     ------       ------      ------      ------      ------      ------
LESS DISTRIBUTIONS
   Dividends from net investment income               (0.20)       (0.43)      (0.43)      (0.43)      (0.55)      (0.50)
   Distributions from net realized gains                 --           --          --          --       (0.09)      (0.16)
                                                     ------       ------      ------      ------      ------      ------
     TOTAL DISTRIBUTIONS                              (0.20)       (0.43)      (0.43)      (0.43)      (0.64)      (0.66)
                                                     ------       ------      ------      ------      ------      ------
Change in net asset value                             (0.03)        0.33        0.22       (0.91)       0.03       (0.10)
                                                     ------       ------      ------      ------      ------      ------
NET ASSET VALUE, END OF PERIOD                       $10.86       $10.89      $10.56      $10.34      $11.25      $11.22
                                                     ======       ======      ======      ======      ======      ======
Total return(1)                                        1.61%(4)     7.35%       6.41%      (4.35)%      4.97%       5.13%

RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)             $4,720       $5,118      $4,870      $5,651      $7,001      $5,797

RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses                                  1.83%(3)     1.86%(2)    1.87%       1.76 %      1.69%       1.71%
   Net investment income (loss)                        3.46%(3)     3.62%       4.77%       3.51 %      3.98%       4.60%
Portfolio turnover                                       22%(4)       28%         12%         18 %        14%         15%

(1) Maximum sales charges are not reflected in the total return calculation.
(2) The ratio of operating expenses to average net assts excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.
(3) Annualized.
(4) Not annualized.


                        See Notes to Financial Statements

PHOENIX-SENECA TAX SENSITIVE GROWTH FUND

                           INVESTMENTS AT MAY 31, 2002
                                   (UNAUDITED)

                                                       SHARES        VALUE
                                                       -------   ------------
COMMON STOCKS--93.8%

BREWERS--3.0%
Anheuser-Busch Cos., Inc. ..........................     9,400   $   485,134

BROADCASTING & CABLE TV--4.2%
Clear Channel Communications, Inc.(b) ..............    12,692       675,595

BUILDING PRODUCTS--3.4%
Masco Corp. ........................................    20,700       551,862

COMPUTER HARDWARE--3.1%
Dell Computer Corp.(b) .............................    18,420       494,577

DIVERSIFIED FINANCIAL SERVICES--13.0%
American Express Co. ...............................    13,900       590,889
Citigroup, Inc. ....................................    10,563       456,110
Goldman Sachs Group, Inc. (The) ....................     6,650       501,743
Morgan Stanley Dean Witter & Co. ...................    11,750       534,155
                                                                 -----------
                                                                   2,082,897
                                                                 -----------

FOOD RETAIL--2.9%
Safeway, Inc.(b) ...................................    11,380       462,597

GENERAL MERCHANDISE STORES--3.1%
Wal-Mart Stores, Inc. ..............................     9,120       493,392

HEALTH CARE EQUIPMENT--6.9%
Baxter International, Inc. .........................    10,300       553,110
Medtronic, Inc. ....................................    12,120       559,338
                                                                 -----------
                                                                   1,112,448
                                                                 -----------

HEALTH CARE FACILITIES--3.5%
HCA, Inc. ..........................................    11,360       558,117

HOME IMPROVEMENT RETAIL--2.7%
Home Depot, Inc. (The) .............................    10,390       433,159

HOTELS--3.2%
Marriott International, Inc. Class A ...............    12,700       513,588

INDUSTRIAL CONGLOMERATES--5.6%
3M Co. .............................................     3,270       410,156
General Electric Co. ...............................    15,630       486,718
                                                                 -----------
                                                                     896,874
                                                                 -----------

                                                       SHARES        VALUE
                                                       -------   ------------
INDUSTRIAL GASES--3.0%
Air Products and Chemicals, Inc. ...................     9,670   $   484,950

INDUSTRIAL MACHINERY--2.8%
Danaher Corp. ......................................     6,490       451,834

INTEGRATED OIL & GAS--3.0%
Exxon Mobil Corp. ..................................    12,230       488,344

MOVIES & ENTERTAINMENT--3.1%
Viacom, Inc. Class B(b) ............................    10,100       494,496

PACKAGED FOODS--2.9%
Kellogg Co. ........................................    12,560       460,952

PHARMACEUTICALS--2.8%
Pfizer, Inc. .......................................    12,880       445,648

SEMICONDUCTOR EQUIPMENT--1.7%
KLA-Tencor Corp.(b) ................................     5,100       265,863

SEMICONDUCTORS--12.1%
Intel Corp. ........................................    20,570       568,143
Micron Technology, Inc.(b) .........................    15,920       375,394
Texas Instruments, Inc. ............................    18,700       536,129
Xilinx, Inc.(b) ....................................    12,860       453,444
                                                                 -----------
                                                                   1,933,110
                                                                 -----------

SOFT DRINKS--3.2%
PepsiCo., Inc. .....................................     9,910       515,122

TELECOMMUNICATIONS EQUIPMENT--2.5%
QUALCOMM, Inc.(b) ..................................    12,420       392,969

AIR FREIGHT & COURIERS--2.1%
United Parcel Service, Inc. Class B ................     5,700       344,166
-----------------------------------------------------------------------------
TOTAL COMMON STOCKS
(IDENTIFIED COST $15,565,908)                                      15,037,694
-----------------------------------------------------------------------------

                        See Notes to Financial Statements

PHOENIX-SENECA TAX SENSITIVE GROWTH FUND

                                                       SHARES         VALUE
                                                       -------    ------------
FOREIGN COMMON STOCKS--5.1%

SEMICONDUCTORS--3.6%
Taiwan Semiconductor Manufacturing Co. Ltd. ADR
(Taiwan)(b) ........................................    34,540    $   572,673

TELECOMMUNICATIONS EQUIPMENT--1.5%
Nokia Oyj ADR (Finland) ............................    17,740        246,231
-----------------------------------------------------------------------------
TOTAL FOREIGN COMMON STOCKS
(IDENTIFIED COST $981,764)                                            818,904
-----------------------------------------------------------------------------
TOTAL LONG TERM INVESTMENTS--98.9%
(IDENTIFIED COST $16,547,672)                                      15,856,598
-----------------------------------------------------------------------------

                                          STANDARD       PAR
                                          & POOR'S      VALUE
                                           RATING       (000)         VALUE
                                          --------      -----     ------------
SHORT-TERM OBLIGATIONS--9.5%

COMMERCIAL PAPER--9.5%
Alcoa, Inc. 1.82%, 6/3/02 .................  A-1          $360     $  359,963
NetJets, Inc. 1.80%, 6/3/02 ...............  A-1+          270        269,973
Honeywell International, Inc. 1.77%, 6/4/02  A-1           510        509,925

Preferred Receivable Funding Corp.
1.83%, 6/18/02 ............................  A-1           380        379,672

-----------------------------------------------------------------------------
TOTAL SHORT-TERM OBLIGATIONS
(IDENTIFIED COST $1,519,533)                                        1,519,533
-----------------------------------------------------------------------------

TOTAL INVESTMENTS--108.4%
(IDENTIFIED COST $18,067,205)                                      17,376,131(a)

Other assets and liabilities, net--(8.4)%                          (1,352,639)
                                                                  -----------
NET ASSETS--100.0%                                                $16,023,492
                                                                  ===========


(a) Federal Income Tax Information: Net unrealized depreciation of investment securities is comprised of gross appreciation of $689,419 and gross depreciation of $1,380,493 for federal income tax purposes. At May 31, 2002, the aggregate cost of securities for federal income tax purposes was $18,067,205.
(b) Non-income producing.

                        See Notes to Financial Statements

PHOENIX-SENECA TAX SENSITIVE GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES
                                  MAY 31, 2002
                                   (UNAUDITED)

ASSETS
Investment securities at value
   (Identified cost $18,067,205)                              $17,376,131
Cash                                                                2,318
Receivables
   Fund shares sold                                                17,451
   Dividends                                                       12,017
   Receivable from advisor                                          5,720
Prepaid expenses                                                       30
                                                              -----------
     Total assets                                              17,413,667
                                                              -----------
LIABILITIES
Payables
   Fund shares repurchased                                        985,643
   Investment securities purchased                                342,508
   Transfer agent fee                                              10,370
   Trustees' fee                                                    7,299
   Distribution fee                                                 4,900
   Financial agent fee                                              4,317
Accrued expenses                                                   35,138
                                                              -----------
     Total liabilities                                          1,390,175
                                                              -----------
NET ASSETS                                                    $16,023,492
                                                              -----------
NET ASSETS CONSIST OF:
Capital paid in on shares of beneficial interest              $21,768,792
Accumulated net investment loss                                   (47,581)
Accumulated net realized loss                                  (5,006,645)
Net unrealized depreciation                                      (691,074)
                                                              -----------
NET ASSETS                                                    $16,023,492
                                                              ===========
CLASS A
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $6,056,716)                881,676
Net asset value per share                                           $6.87
Offering price per share $6.87/(1-5.75%)                            $7.29

CLASS B
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $1,494,160)                221,158
Net asset value and offering price per share                        $6.76

CLASS C
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $2,671,431)                395,324
Net asset value and offering price per share                        $6.76

CLASS X
Shares of beneficial interest outstanding, no par value,
   unlimited authorization (Net Assets $5,801,185)                839,649
Net asset value and offering price per share                        $6.91

                             STATEMENT OF OPERATIONS
                          SIX MONTHS ENDED MAY 31, 2002
                                   (UNAUDITED)

INVESTMENT INCOME
Interest                                                    $     7,658
Dividends                                                        66,153
                                                            -----------
     Total investment income                                     73,811
                                                            -----------
EXPENSES
Investment advisory fee                                          61,909
Distribution fee, Class A                                         8,085
Distribution fee, Class B                                         8,087
Distribution fee, Class C                                        14,420
Financial agent fee                                              25,257
Transfer agent                                                   38,548
Registration                                                     30,603
Professional                                                     15,773
Trustees                                                         12,508
Custodian                                                         3,609
Printing                                                          4,087
Miscellaneous                                                     4,564
                                                            -----------
     Total expenses                                             227,450
     Less expenses borne by investment advisor                 (106,058)
                                                            -----------
     Net expenses                                               121,392
                                                            -----------
NET INVESTMENT LOSS                                             (47,581)
                                                            -----------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized loss on securities                              (1,123,267)
Net change in unrealized appreciation (depreciation)
   on investments                                              (600,055)
                                                            -----------
NET LOSS ON INVESTMENTS                                      (1,723,322)
                                                            -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS        $(1,770,903)
                                                            ===========

                        See Notes to Financial Statements

PHOENIX-SENECA TAX SENSITIVE GROWTH FUND

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                               Six Months
                                                                                  Ended
                                                                                 5/31/02         Year Ended
                                                                               (Unaudited)        11/30/01
                                                                               -----------      -----------
FROM OPERATIONS
   Net investment income (loss)                                                $   (47,581)     $   (48,695)
   Net realized gain (loss)                                                     (1,123,267)      (3,266,443)
   Net change in unrealized appreciation (depreciation)                           (600,055)         495,965
                                                                               -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                  (1,770,903)      (2,819,173)
                                                                               -----------      -----------
FROM SHARE TRANSACTIONS
CLASS A
   Proceeds from sales of shares (107,086 and 448,236 shares, respectively)        790,858        3,757,851
   Cost of shares repurchased (126,945 and 211,894 shares, respectively)          (950,241)      (1,804,124)
                                                                               -----------      -----------
Total                                                                             (159,383)       1,953,727
                                                                               -----------      -----------
CLASS B
   Proceeds from sales of shares (36,461 and 97,825 shares, respectively)          275,742          852,578
   Cost of shares repurchased (17,351 and 56,007 shares, respectively)            (125,239)        (427,222)
                                                                               -----------      -----------
Total                                                                              150,503          425,356
                                                                               -----------      -----------
CLASS C
   Proceeds from sales of shares (40,419 and 358,239 shares, respectively)         300,350        2,877,447
   Cost of shares repurchased (49,830 and 192,361 shares, respectively)           (371,151)      (1,486,228)
                                                                               -----------      -----------
Total                                                                              (70,801)       1,391,219
                                                                               -----------      -----------
CLASS X
   Proceeds from sales of shares (305,183 and 569,236 shares, respectively)      2,209,396        4,986,626
   Cost of shares repurchased (152,412 and 25,153 shares, respectively)         (1,052,927)        (187,307)
                                                                               -----------      -----------
Total                                                                            1,156,469        4,799,319
                                                                               -----------      -----------
   INCREASE (DECREASE) IN NET ASSETS FROM SHARE TRANSACTIONS                     1,076,788        8,569,621
                                                                               -----------      -----------
   NET INCREASE (DECREASE) IN NET ASSETS                                          (694,115)       5,750,448

NET ASSETS
   Beginning of period                                                          16,717,607       10,967,159
                                                                               -----------      -----------
   END OF PERIOD [INCLUDING ACCUMULATED NET INVESTMENT LOSS OF ($47,581)
     AND $0, RESPECTIVELY]                                                     $16,023,492      $16,717,607
                                                                               ===========      ===========

                        See Notes to Financial Statements

PHOENIX-SENECA TAX SENSITIVE GROWTH FUND

                              FINANCIAL HIGHLIGHTS
     (SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT THE INDICATED PERIOD)

                                                            CLASS A                                 CLASS B
                                            -------------------------------------    -------------------------------------
                                            SIX MONTHS                    FROM       SIX MONTHS                    FROM
                                               ENDED                    INCEPTION       ENDED                    INCEPTION
                                              5/31/02     YEAR ENDED    3/1/00 TO      5/31/02     YEAR ENDED    3/1/00 TO
                                            (UNAUDITED)    11/30/01     11/30/00     (UNAUDITED)    11/30/01     11/30/00
Net asset value, beginning of period           $ 7.63       $ 9.10       $10.00         $ 7.53       $ 9.05       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)              (0.02)       (0.01)        0.01          (0.04)       (0.08)       (0.06)
   Net realized and unrealized gain (loss)      (0.74)       (1.46)       (0.91)         (0.73)       (1.44)       (0.89)
                                               ------       ------       ------         ------       ------       ------
     TOTAL FROM INVESTMENT OPERATIONS           (0.76)       (1.47)       (0.90)         (0.77)       (1.52)       (0.95)
                                               ------       ------       ------         ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income            --           --           --             --           --           --
   Distributions from net realized gains           --           --           --             --           --           --
                                               ------       ------       ------         ------       ------       ------
     TOTAL DISTRIBUTIONS                           --           --           --             --           --           --
                                               ------       ------       ------         ------       ------       ------
Change in net asset value                       (0.76)       (1.47)       (0.90)         (0.77)       (1.52)       (0.95)
                                               ------       ------       ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD                 $ 6.87       $ 7.63       $ 9.10         $ 6.76       $ 7.53       $ 9.05
                                               ======       ======       ======         ======       ======       ======
Total return(1)                                 (9.96)%(3)  (16.15)%      (9.00)%(3)    (10.23)%(3)  (16.80)%      (9.50)%(3)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $6,057       $6,881       $6,053         $1,494       $1,522       $1,450
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(5)                         1.35 %(2)    1.35 %(7)    1.35 %(2)      2.10 %(2)    2.10 %(7)    2.10 %(2)
   Net investment income (loss)                 (0.45)%(2)   (0.16)%       0.13 %(2)     (1.20)%(2)   (0.91)%      (0.69)%(2)
   Portfolio turnover                              49 %(3)      92 %         41 %(3)        49 %(3)      92 %         41 %(3)

                                                                CLASS C                            CLASS X
                                            -------------------------------------    -------------------------------------
                                            SIX MONTHS                    FROM       SIX MONTHS                    FROM
                                               ENDED                    INCEPTION       ENDED                    INCEPTION
                                              5/31/02     YEAR ENDED    3/1/00 TO      5/31/02     YEAR ENDED    3/1/00 TO
                                            (UNAUDITED)    11/30/01     11/30/00     (UNAUDITED)    11/30/01     11/30/00
Net asset value, beginning of period           $ 7.54       $ 9.05       $10.00         $ 7.66       $ 9.12       $10.00
INCOME FROM INVESTMENT OPERATIONS
   Net investment income (loss)(4)              (0.04)       (0.08)       (0.07)         (0.01)       --            0.03
   Net realized and unrealized gain (loss)      (0.74)       (1.43)       (0.88)         (0.74)       (1.46)       (0.91)
                                               ------       ------       ------         ------       ------       ------
        TOTAL FROM INVESTMENT OPERATIONS        (0.78)       (1.51)       (0.95)         (0.75)       (1.46)       (0.88)
                                               ------       ------       ------         ------       ------       ------
LESS DISTRIBUTIONS
   Dividends from net investment income            --           --           --             --           --           --
   Distributions from net realized gains           --           --           --             --           --           --
                                               ------       ------       ------         ------       ------       ------
     TOTAL DISTRIBUTIONS                           --           --           --             --           --           --
                                               ------       ------       ------         ------       ------       ------
Change in net asset value                       (0.78)       (1.51)       (0.95)         (0.75)       (1.46)       (0.88)
                                               ------       ------       ------         ------       ------       ------
NET ASSET VALUE, END OF PERIOD                 $ 6.76       $ 7.54       $ 9.05         $ 6.91       $ 7.66       $ 9.12
                                               ======       ======       ======         ======       ======       ======
Total return(1)                                (10.34)%(3)  (16.69)%      (9.50)%(3)     (9.79)%(3)  (16.01)%      (8.80)%(3)
RATIOS/SUPPLEMENTAL DATA:
   Net assets, end of period (thousands)       $2,671       $3,050       $2,162         $5,801       $5,265       $1,302
RATIO TO AVERAGE NET ASSETS OF:
   Operating expenses(6)                         2.10 %(2)    2.10 %(7)    2.10 %(2)      1.10 %(2)    1.10 %(7)    1.10 %(2)
   Net investment income (loss)                 (1.21)%(2)   (0.91)%      (0.71)%(2)     (0.21)%(2)    0.04 %       0.33 %(2)
Portfolio turnover                                 49 %(3)      92 %         41 %(3)        49 %(3)      92 %         41 %(3)

(1) Maximum sales charges are not reflected in total return calculation.
(2) Annualized.
(3) Not annualized.
(4) Computed using average shares outstanding.
(5) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 2.63%, 2.64% and 4.23% for Class A and 3.39%, 3.41% and 4.98% for Class B for the periods ended May 31, 2002, November 30, 2001 and 2000, respectively.
(6) If the investment adviser had not waived fees and reimbursed expenses, the ratio of operating expenses to average net assets would have been 3.39%, 3.38% and 4.98% for Class C and 2.39%, 2.37% and 3.98% for Class X for the periods ended May 31, 2002, November 30, 2001 and 2000, respectively.
(7) The ratio of operating expenses to average net assets excludes the effect of expense offsets for custodian fees; if expense offsets were included, the ratio would not significantly differ.

                        See Notes to Financial Statements

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2002 (UNAUDITED)


1. SIGNIFICANT ACCOUNTING POLICIES

   Phoenix Multi-Portfolio Fund (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. To date, five Funds are offered for sale: International Fund, Real Estate Securities Fund, Emerging Markets Bond Fund, Tax-Exempt Bond Fund and Tax Sensitive Growth Fund. Each Fund has distinct investment objectives. The International Fund is a diversified Fund and seeks a high total return consistent with reasonable risk through investment in an internationally diversified portfolio of equity securities. The Real Estate Securities Fund is a non-diversified Fund and seeks capital appreciation and income with approximately equal emphasis. The Emerging Markets Bond Fund is a diversified Fund and seeks to achieve high current income with a secondary objective of long-term capital appreciation. The Tax-Exempt Bond Fund is a diversified Fund and seeks as high a level of current income exempt from federal income taxation as is consistent with preservation of capital. The Tax Sensitive Growth Fund is a diversified Fund and seeks as its investment objective appreciation of capital consistent with maximizing after-tax returns.

   The Trust offers both Class A and Class B shares on each Fund. Additionally, the Trust offers two additional classes of shares, Class C on International Fund, Emerging Markets Bond Fund and Tax Sensitive Growth Fund and Class X on Tax Sensitive Growth Fund. Class X shares are sold without a sales charge. Class A shares of International Fund, Real Estate Securities Fund and Tax Sensitive Growth Fund are sold with a front-end sales charge of up to 5.75%. Class A shares of the Emerging Markets Bond Fund and Tax-Exempt Bond Fund are sold with a front-end sales charge of up to 4.75%. Class B shares are sold with a contingent deferred sales charge which declines from 5% to zero depending on the period of time the shares are held. Class C shares are sold with a 1% contingent deferred sales charge if redeemed within one year of purchase. Each class of shares has identical voting, dividend, liquidation and other rights and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. Income and expenses of each Fund are borne pro rata by the holders of each class of shares, except that each class bears distribution expenses unique to that class.

   The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets, liabilities, revenues and expenses. Actual results could differ from those estimates.

A. SECURITY VALUATION:

   Equity securities are valued at the last sale price, or if there had been no sale that day, at the last bid price. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Short-term investments having a remaining maturity of 60 days or less are valued at amortized cost which approximates market. All other securities and assets are valued at fair value as determined in good faith by or under the direction of the Trustees.

B. SECURITY TRANSACTIONS AND RELATED INCOME:

   Security transactions are recorded on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date or, in the case of certain foreign securities, as soon as the Fund is notified. Realized gains and losses are determined on the identified cost basis. The Trust amortizes premiums and accretes discounts using the effective interest method.

   Effective December 1, 2001, the Trust adopted the revised AICPA Audit and Accounting Guide, Audits of Investment Companies, and began to amortize premium on fixed income securities and classify gains and losses and mortgage- and asset-backed securities presently included in realized gains and losses, as part of interest income. Adopting these accounting principles does not affect the Trust's net asset value, but changes the classification of certain amounts between interest income and unrealized gain/loss in the Statement of Operations. The adoption of these principles was not material to the financial statements.

C. INCOME TAXES:

   Each Fund is treated as a separate taxable entity. It is the policy of each Fund in the Trust to comply with the requirements of the Internal Revenue Code (the "Code"), applicable to regulated investment companies, and to distribute substantially all of its taxable and tax-exempt income to its shareholders. To the extent that any Fund does not distribute substantially all of its taxable earnings, it will be subject to a 4% non-deductible excise tax.

D. DISTRIBUTIONS TO SHAREHOLDERS:

   Distributions are recorded by each Fund on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences include the treatment of non-taxable dividends, expiring capital loss carryforwards, foreign currency gain/loss, partnerships, operating losses and losses deferred due to wash sales and excise tax regulations. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid in capital. Certain prior year distribution amounts have been reclassified to conform to current year presentation.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2002 (UNAUDITED) (CONTINUED)

E. FOREIGN CURRENCY TRANSLATION:

   Foreign securities and other assets and liabilities are valued using the foreign currency exchange rate effective at the end of the reporting period. Cost of investments is translated at the currency exchange rate effective at the trade date. The gain or loss resulting from a change in currency exchange rates between the trade and settlement dates of a portfolio transaction is treated as a gain or loss on foreign currency. Likewise, the gain or loss resulting from a change in currency exchange rates between the date income is accrued and paid is treated as a gain or loss on foreign currency. The Trust does not separate that portion of the results of operations arising from changes in exchange rates and that portion arising from changes in the market prices of securities.

F. FORWARD CURRENCY CONTRACTS:

   The International Fund, Emerging Markets Bond Fund and Tax Sensitive Growth Fund may enter into forward currency contracts in conjunction with the planned purchase or sale of foreign denominated securities in order to hedge the U.S. dollar cost or proceeds. Forward currency contracts involve, to varying degrees, elements of market risk in excess of the amount recognized in the Statement of Assets and Liabilities. Risks arise from the possible movements in foreign exchange rates or if the counterparty does not perform under the contract.

   A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are traded directly between currency traders and their customers. The contract is marked-to-market daily and the change in market value is recorded by each Fund as an unrealized gain (or loss). When the contract is closed or offset with the same counterparty, the Fund records a realized gain (or loss) equal to the change in the value of the contract when it was opened and the value at the time it was closed or offset. At May 31, 2002, the Funds had no forward currency contracts.

G. FUTURES CONTRACTS:

   A futures contract is an agreement between two parties to buy and sell a security at a set price on a future date. Each Fund (other than Real Estate Securities Fund) may enter into financial futures contracts as a hedge against anticipated changes in the market value of their portfolio securities. Upon entering into a futures contract, the Funds are required to pledge to the broker an amount of cash and/or securities equal to the "initial margin" requirements of the futures exchange on which the contract is traded. Pursuant to the contract, the Funds agree to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as daily variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Fund is that the change in value of the futures contract may not correspond to the change in value of the hedged instruments. At May 31, 2002, the Funds had no futures contracts.

H. OPTIONS:

   The Trust (with the exception of the Real Estate Securities Fund), may write covered options or purchase options contracts for the purpose of hedging against changes in the market value of the underlying securities or foreign currencies.

   Each Fund will realize a gain or loss upon the expiration or closing of the option transaction. Gains and losses on written options are reported separately in the Statement of Operations. When a written option is exercised, the proceeds on sales or amounts paid are adjusted by the amount of premium received. Options written are reported as a liability in the Statement of Assets and Liabilities and subsequently marked to market to reflect the current value of the option. The risk associated with written options is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, or if a liquid secondary market does not exist for the contracts.

   The Trust may purchase options which are included in the Trust's Schedules of Investments and subsequently marked to market to reflect the current value of the option. When a purchased option is exercised, the cost of the security is adjusted by the amount of premium paid. The risk associated with purchased options is limited to the premium paid.

I. LOAN AGREEMENTS:

   The Trust may invest in direct debt instruments which are interests in amounts owed by a corporate, governmental, or other borrower to lenders or lending syndicates. The Trust's investments in loans may be in the form of participations in loans or assignments of all or a portion of loans from third parties. A loan is often administered by a bank or other financial institution (the lender) that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. When investing in a loan participation, the Trust has the right to receive payments of principal, interest and any fees to which it is entitled only from the lender selling the loan agreement and only upon receipt by the lender of payments from the borrower. The Trust generally has no right to enforce compliance with the terms of the loan agreement with the borrower. As a result, the Trust may be subject to the credit risk of both the borrower and the lender that is selling the loan agreement. When the Trust purchases assignments from lenders it acquires direct rights against the borrower on the loan. Direct indebtedness of emerging countries involves a risk that the government entities responsible for the repayment of the debt may be unable, or

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2002 (UNAUDITED) (CONTINUED)

unwilling to pay the principal and interest when due. At May 31, 2002, the Trust had no loan agreements.

J. SECURITY LENDING:

   The Trust (with the exception of the Real Estate Securities Fund) loans securities to qualified brokers through an agreement with State Street Bank & Trust (the Custodian) and Brown Brothers Harriman, custodian for the International Fund. Under the terms of the agreement, the Trust receives collateral with a market value not less than 100% of the market value of loaned securities. Collateral consists of cash, securities issued or guaranteed by the U.S. Government or its agencies and the sovereign debt of foreign countries. Interest earned on the collateral and premiums paid by the borrower are recorded as income by the Trust net of fees charged by the Custodian for its services in connection with this securities lending program. Lending portfolio securities involves a risk of delay in the recovery of the loaned securities or in the foreclosure on collateral. At May 31, 2002, the Trust had no securities on loan.

K. EXPENSES:

   Expenses incurred by the Trust with respect to any two or more Funds are allocated in proportion to the net assets of each Fund, except where allocation of direct expense to each Fund or an alternative allocation method can be more fairly made.

L. WHEN-ISSUED AND DELAYED DELIVERY TRANSACTIONS:

   The Trust (with the exception of the Real Estate Securities Fund and the International Fund) may engage in when-issued or delayed delivery transactions. The Trust records when-issued securities on the trade date and maintains collateral for the securities purchased. Securities purchased on a when-issued or delayed delivery basis begin earning interest on the settlement date.

M. SWAP AGREEMENTS:

   The Emerging Market Bond Fund may invest in swap agreements. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The fund may enter into interest rate, foreign currency, total return, or credit default swaps. Interest rate and foreign currency swaps involve the exchange by the funds with another party of their respective commitments to pay or receive interest or foreign currency, (e.g. an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal.) Total return swap agreements involve commitments to pay interest in exchange for a market linked index, based on the notional amount. To the extent the total return of the security or index involved in the transaction exceeds or falls short of the set interest obligation, the fund will receive a payment or make a payment to the counterparty. Credit default swaps involve the payment of amounts based on a specified rate multiplied by a notional amount as well as upon an event of default. In connection with these agreements securities may be set aside as collateral by the Fund's custodian. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations.Net payments of interest are recorded as interest income. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreement may default on its obligation to perform and that there may be unfavorable changes in the fluctuation of interest and/or exchange rates.

   At May 31, 2002, the Emerging Markets Bond Fund had the following swap agreements outstanding:

                                                                      Unrealized
                                                                     Appreciation
Notional Amount                                                     (Depreciation)
---------------                                                     --------------
$1,000,000   Agreement with Deutsche Bank dated January 11, 2002,
             terminating on January 16, 2005, to receive 7.60%
             per year times the notional amount. The fund pays
             only upon a default event in the Federative Republic
             of Brazil, the notional amount times the difference
             between the reference amount and the then market
             value of Federative Republic of Brazil 14.50% bond
             due October 15, 2009.                                    $(61,000)
$1,000,000   Agreement with Deutsche Bank dated February 27,
             2002, terminating on March 4, 2005, to pay 0.90% per
             year times the notional amount. The fund receives
             only upon a default event in the Federation of
             Malaysia, the notional amount times the difference
             between the reference amount and the then market
             value of Federation of Malaysia 8.75% bond due June
             01, 2009.                                                $ (5,000)
$2,000,000   Agreement with Deutsche Bank dated January 3, 2002,
             terminating on January 8, 2007, to receive 4.80% per
             year times the notional amount. The fund pays only
             upon a default event in the Russian Federation, the
             notional amount times the difference between the
             reference amount and the then market value of
             Russian Federation Step-up bond due March 31, 2030.      $ 74,000
$1,000,000   Agreement with UBS AG, London Branch dated March 12,
             2002, terminating on March 14, 2007, to pay 3.50%
             per year times the notional amount. The fund
             receives only upon a default event in the Republic
             of Panama, the notional amount times the difference
             between the reference amount and the then market
             value of Republic of Panama 9.375% bond due July 23,
             2012.                                                    $ 17,000

                                                               35

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2002 (UNAUDITED) (CONTINUED)

                                                                      Unrealized
                                                                     Appreciation
Notional Amount                                                     (Depreciation)
---------------                                                     --------------
$2,000,000   Agreement with Deutsche Bank dated January 30, 2002,
             terminating on February 4, 2007, to pay 0.30% per
             year times the notional amount. The fund receives
             only upon a default event in the Government of
             Japan, the notional amount times the difference
             between the reference amount and the then market
             value of Government of Japan 1.40% bond due December
             20, 2011.                                                $ (6,000)
$2,000,000   Agreement with Deutsche Bank dated February 22,
             2002, terminating on August 27, 2002, to receive
             0.20% per year times the notional amount. The fund
             pays only upon a default event in the State of
             Qatar, the notional amount times the difference
             between the reference amount and the then market
             value of the State of Qatar 9.50% bond due May 21, 2009. $      0
$1,000,000   Agreement with Deutsche Bank dated February 27,
             2002, terminating on March 4, 2007, to pay 0.60% per
             year times the notional amount. The fund receives
             only upon a default event in the Republic of Korea,
             the notional amount times the difference between the
             reference amount and the then market value of
             Republic of Korea 8.875% bond due April 15, 2008.        $      0
$2,000,000   Agreement with Deutsche Bank dated January 30, 2002,
             terminating on August 4, 2002, to receive 0.14% per
             year times the notional amount. The fund pays only
             upon a default event in the Government of Japan, the
             notional amount times the difference between the
             reference amount and the then market value of
             Government of Japan 1.40% bond due December 20, 2011.    $      0
$2,000,000   Agreement with Deutsche Bank dated December 19,
             2001, terminating on December 24, 2004, to receive
             5.25% per year times the notional amount. The fund
             pays only upon a default event in the Romania, the
             notional amount times the difference between the
             reference amount and the then market value of
             Romania 10.625% bond due June 27, 2008.                  $101,000
$1,000,000   Agreement with Deutsche Bank dated January 24, 2002,
             terminating on January 29, 2007, to pay 2.90% per
             year times the notional amount. The fund receives
             only upon a default event in the Arab Republic of
             Egypt, the notional amount times the difference
             between the reference amount and the then market
             value of Arab Republic of Egypt 8.75% bond due July
             11, 2011.                                                $ 23,000

                                                                      Unrealized
                                                                     Appreciation
Notional Amount                                                     (Depreciation)
---------------                                                     --------------
$1,000,000   Agreement with Deutsche Bank dated January 28, 2002,
             terminating on July 31, 2002, to receive 0.40% per
             year times the notional amount. The fund pays only
             upon a default event in the Republic of South
             Africa, the notional amount times the difference
             between the reference amount and the then market
             value of Republic of South Africa 8.50% bond due
             June 23, 2017.                                           $ (1,000)
$1,000,000   Agreement with Deutsche Bank dated January 11, 2002,
             terminating on January 16, 2005, to pay 1.60% per
             year times the notional amount. The fund receives
             only upon a default event in the Republic of South
             Africa, the notional amount times the difference
             between the reference amount and the then market
             value of Republic of South Africa 8.50% bond due
             June 23, 2017.                                           $ (6,000)
$2,000,000   Agreement with Deutsche Bank dated February 22,
             2002, terminating on February 27, 2007, to pay 0.87%
             per year times the notional amount. The fund
             receives only upon a default event in the the State
             of Qatar, the notional amount times the difference
             between the reference amount and the then market
             value of the State of Qatar 9.50% bond due May 21,
             2009.                                                    $      0
$1,000,000   Agreement with J.P. Morgan dated March 27, 2002,
             terminating on April 2, 2003, to receive 0.90% per
             year times the notional amount. The fund pays only
             upon a default event in the Republic of Bulgaria,
             the notional amount times the difference between the
             reference amount and the then market value of
             Republic of Bulgaria variable bond due July 28,
             2011.                                                    $      0
$1,000,000   Agreement with UBS, Warburg dated May 14, 2002,
             terminating on May 17, 2005, to pay 3.25% per year
             times the notional amount. The fund receives only
             upon a default event in the Republic of Peru FLIRB,
             the notional amount times the difference between the
             reference amount and the then market value of
             Republic of Peru FLIRB 4% bond due March 7, 2017.        $      0
$1,000,000   Agreement with UBS dated April 23, 2002, terminating
             on April 26, 2003, to pay 3.15% per year times the
             notional amount. The fund receives only upon a
             default event in the Federative Republic of Brazil,
             the notional amount times the difference between the
             reference amount and the then market value of
             Federative Republic of Brazil 11.625% bond due April
             15, 2004.                                                $ 24,000

36

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2002 (UNAUDITED) (CONTINUED)

                                                                      Unrealized
                                                                     Appreciation
Notional Amount                                                     (Depreciation)
---------------                                                     --------------
$1,000,000   Agreement with UBS dated March 26, 2002, terminating
             on March 29, 2003, to receive 1.50% per year times
             the notional amount. The fund pays only upon a
             default event in the Republic of Panama, the
             notional amount times the difference between the
             reference amount and the then market value of
             Republic of Panama 9.375% bond due July 23, 2012.        $  2,000
$1,000,000   Agreement with Deutsche Bank dated March 26, 2002,
             terminating on September 29, 2002, to receive 2.20%
             per year times the notional amount. The fund pays
             only upon a default event in the Republic of Turkey,
             the notional amount times the difference between the
             reference amount and the then market value of
             Republic of Turkey 11.875% bond due January 15, 2030.    $ (1,000)
$1,000,000   Agreement with Deutsche Bank dated January 11, 2002,
             terminating on January 16, 2003, to pay 4.40% per
             year times the notional amount. The fund receives
             only upon a default event in the Republic of Turkey,
             the notional amount times the difference between the
             reference amount and the then market value of
             Republic of Turkey 11.875% bond due January 15, 2030.    $ (2,000)
$1,000,000   Agreement with Deutsche Bank dated February 27,
             2002, terminating on March 4, 2007, to pay 0.47% per
             year times the notional amount. The fund receives
             only upon a default event in the Republic of Poland,
             the notional amount times the difference between the
             reference amount and the then market value of
             Republic of Poland 6% bond due October 27, 2014.         $  3,000
$1,000,000   Agreement with Deutsche Bank dated January 28, 2002,
             terminating on July 31, 2002, to receive 0.30% per
             year times the notional amount. The fund pays only
             upon a default event in the Arab Republic of Egypt,
             the notional amount times the difference between the
             reference amount and the then market value of Arab
             Republic of Egypt 8.75% bond due July 11, 2011.          $ (1,000)
                                                                      --------
                                                                      $161,000
                                                                      ========

2. INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

   As compensation for its services to the Trust, the Advisers, Phoenix Investment Counsel, Inc., ("PIC") an indirect wholly-owned subsidiary of The Phoenix Companies, Inc. ("PNX") and Duff & Phelps Investment Management Co. ("DPIM"), an indirect wholly-owned subsidiary of PNX, the Adviser for the Real Estate Securities Fund, are entitled to a fee, based upon the following annual rates as a percentage of the average daily net assets of each Fund:

                                     1st       $1-2       $2 +
                                 $1 Billion   Billion    Billion
                                 ----------   -------    -------
International Fund .............    0.75%      0.70%      0.65%
Real Estate Securities Fund ....    0.75%      0.70%      0.65%
Emerging Markets Bond Fund .....    0.75%      0.70%      0.65%
Tax-Exempt Bond Fund ...........    0.45%      0.40%      0.35%
Tax Sensitive Growth Fund ......    0.75%      0.70%      0.65%

   DPIM has agreed to voluntarily reimburse the Real Estate Securities Fund through March 31, 2003, to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed 1.30% of the average daily net assets for Class A shares, and 2.05% of the average daily net assets for Class B shares.

   PIC has agreed to voluntarily reimburse the Tax Sensitive Growth Fund through March 31, 2003, to the extent that total expenses (excluding interest, taxes, brokerage fees and commissions, and extraordinary expenses) exceed 1.10% of the average daily net assets for Class X Shares, 1.35% of the average daily net assets for Class A shares, 2.10% of the average daily net assets for Class B shares and 2.10% of the average daily net assets for Class C shares.

   Aberdeen Fund Managers, Inc. ("Aberdeen") is subadvisor to the International Fund. Aberdeen is a subsidiary of Aberdeen Asset Management PLC of which PNX owns approximately 20%. For its services, Aberdeen is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Phoenix-Aberdeen International Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.

   Seneca Capital Management LLC ("Seneca") is subadvisor to the Tax Sensitive Growth Fund; a majority of the equity interests of Seneca is owned by Phoenix Investment Partners, Ltd. an indirect, wholly-owned subsidiary of PNX. For its services, Seneca is paid a fee by the Adviser equal to 0.375% of the average daily net assets of the Phoenix-Seneca Tax Sensitive Growth Fund up to $1 billion, 0.35% between $1 billion and $2 billion, and 0.325% in excess of $2 billion.

   Phoenix Equity Planning Corporation ("PEPCO") an indirect wholly-owned subsidiary of PNX, which serves as the national distributor of the Trust's shares has advised the Trust that it retained net selling commissions of $19,851 for Class A shares and deferred sales charges of $89,222 for Class B shares and $638 for Class C shares for the six months ended May 31, 2002. In addition, each Fund pays PEPCO a distribution fee at an annual rate of 0.25% for Class A shares and 1.00% for Class B and Class C shares applied to the average daily net assets of each Fund. The distributor has advised the Trust that of the total amount expensed for the six months ended May 31, 2002, $392,768 was retained by the Distributor, $292,537 was paid out to unaffiliated participants and $31,166 was paid to W.S. Griffith Securities, Inc. an indirect subsidiary of PNX.

PHOENIX MULTI-PORTFOLIO FUND
NOTES TO FINANCIAL STATEMENTS
MAY 31, 2002 (UNAUDITED) (CONTINUED)

   As Financial Agent of the Trust, PEPCO receives a financial agent fee equal to the sum of (1) the documented cost of fund accounting and related services provided by PFPC Inc. (subagent to PEPCO), plus (2) the documented cost to PEPCO to provide financial reporting, tax services and oversight of subagent's performance. For the six months ended May 31, 2002, financial agent fees were $217,288 of which PEPCO received $97,792. The current fee schedule of PFPC Inc. ranges from 0.085% to 0.0125% of the average daily net asset values of the Fund. Certain minimum fees and fee waivers may apply.

   PEPCO serves as the Trust's Transfer Agent with State Street Bank and Trust Company as sub-transfer agent. For the six months ended May 31, 2002, transfer agent fees were $351,115 of which PEPCO retained $108,560.

   For the six months ended May 31, 2002, the Trust paid PXP Securities Corp., an indirect subsidiary of PNX, brokerage commissions of $3,805 in connection with portfolio transactions effected by it.

   At May 31, 2002 Phoenix Life Insurance Company and its affiliates held Phoenix Multi-Portfolio Fund shares which aggregated the following:
                                                 Aggregate
                                                 Net Asset
                                       Shares      Value
                                      -------    ---------
International Fund
        --Class C ..................   10,278  $   79,655
Real Estate Securities Fund
        --Class A ..................  368,828   5,952,884
        --Class B ..................   14,676     234,963
Emerging Markets Bond Fund
        --Class B ..................   17,508     121,856
Tax-Exempt Bond Fund
        --Class A ..................      315       3,402
Tax Sensitive Growth Fund
        --Class A ..................  270,000   1,854,900
        --Class B ..................   10,000      67,600
        --Class C ..................   10,000      67,600
        --Class X ..................   10,000      69,100

3. PURCHASE AND SALE OF SECURITIES

   Purchases and sales of securities during the six months ended May 31, 2002 (excluding U.S. Government and agency securities, short-term securities, futures contracts and forward currency contracts) aggregated the following:

                                   Purchases           Sales
                                 ------------      ------------
International Fund ............. $ 12,531,545      $ 22,447,441
Real Estate Securities Fund ....   10,343,281         3,295,051
Emerging Markets Bond Fund .....  264,920,820       251,560,247
Tax-Exempt Bond Fund ...........   16,783,206        21,269,591
Tax Sensitive Growth Fund ......    9,321,410         7,777,073

   Written option activity during the six months ended May 31, 2002, for the Emerging Markets Bond Fund aggregated the following:

                                                Number of     Amount of
                                                 Options       Premium
                                                ---------     ---------
Options outstanding at November 30, 2001 ......   1,000       $ 445,000
Options purchased .............................      --              --
Options written ...............................      50          26,500
Options sold ..................................      --              --
Options exercised .............................     (50)        (26,500)
Options expired ...............................  (1,000)       (445,000)
                                                 ------       ---------
Options Options outstanding at May 31, 2002 ...      --              --
                                                 ======       =========
4. CREDIT RISK AND ASSET CONCENTRATION

   In countries with limited or developing markets, investments may present greater risks than in more developed markets and the prices of such investments may be volatile. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of these investments and the income they generate, as well as a fund's ability to repatriate such amounts.

   High yield-high risk securities typically entail greater price volatility and principal and interest rate risk. There is a greater chance that an issuer will not be able to make principal and interest payments on time. Analysis of the creditworthiness of issuers of high yield securities may be complex, and as a result, it may be more difficult for the subadviser to accurately predict risk.

   Certain funds may invest a high percentage of its assets in specific sectors of the market in its pursuit of a greater investment return. Fluctuations in these sectors of concentration may have a greater impact to the fund, positive or negative, than if the fund did not concentrate its investments in such sectors.

5. CAPITAL LOSS CARRYOVERS

   The following Funds have capital loss carryovers which may be used to offset future capital gains.
                                                                   Tax
                                 Emerging       Tax-Exempt       Sensitive
Expiration   International     Markets Bond        Bond           Growth
  Date           Fund              Fund            Fund            Fund
----------   -------------    -------------     ----------      ----------
2006 ......   $        --      $31,670,481      $       --      $       --
2007 ......            --        4,141,783       1,137,236              --
2008 ......            --               --              --         616,935
2009 ......    18,050,013       15,783,427              --       3,266,443
              -----------      -----------      ----------      ----------
 Total ....   $18,050,013      $51,595,691      $1,137,236      $3,883,378
              ===========      ===========      ==========      ==========

   For the year ended November 30, 2001, the Real Estate Securities Fund and the Tax-Exempt Bond Fund utilized losses deferred in the prior year against current year capital gains in the amounts of $1,459,843 and $1,482,658, respectively.

This report is not authorized for distribution to prospective investors in the Phoenix Multi-Portfolio Fund unless preceded or accompanied by an effective prospectus which includes information concerning the sales charge, the Fund's record and other pertinent information.

PHOENIX MULTI-PORTFOLIO FUND

101 Munson Street
Greenfield, MA 01301

TRUSTEES
Robert Chesek
E. Virgil Conway
Harry Dalzell-Payne
Francis E. Jeffries
Leroy Keith, Jr.
Philip R. McLoughlin
Geraldine M. McNamara
Everett L. Morris
James M. Oates
Herbert Roth, Jr.
Richard E. Segerson
Lowell P. Weicker, Jr.

OFFICERS
Philip R. McLoughlin, President
Michael E. Haylon, Executive Vice President
William R. Moyer, Executive Vice President
John F. Sharry, Executive Vice President
Stephen Docherty, Senior Vice President
Beverly Hendry, Senior Vice President
Gail P. Seneca, Senior Vice President
James D. Wehr, Senior Vice President
David L. Albrycht, Vice President
Robert S. Driessen, Vice President
Timothy M. Heaney, Vice President
Ronald K. Jacks, Vice President
Peter S. Lannigan, Vice President
Richard D. Little, Vice President
Michael Schatt, Vice President
Nancy G. Curtiss, Treasurer
Richard J. Wirth, Secretary


INVESTMENT ADVISERS
Phoenix Investment Counsel, Inc.
56 Prospect Street
Hartford, CT 06115-0480

Duff & Phelps Investment Management Co.
(Phoenix-Duff & Phelps Real Estate Securities Fund)
55 East Monroe Street, Suite 3600
Chicago, IL 60603

PRINCIPAL UNDERWRITER
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

CUSTODIANS
State Street Bank and Trust Company
P.O. Box 351
Boston, MA 02101

Brown Brothers Harriman & Co.
(Phoenix-Aberdeen International Fund)
40 Water Street
Boston, MA 02109

INDEPENDENT ACCOUNTANTS
PricewaterhouseCoopers LLP
160 Federal Street
Boston, MA 02110

TRANSFER AGENT
Phoenix Equity Planning Corporation
56 Prospect Street
Hartford, CT 06115-0480

HOW TO CONTACT US
Mutual Fund Services                         1-800-243-1574
Advisor Consulting Group                     1-800-243-4361
Text Telephone                               1-800-243-1926
Web site                         WWW.PHOENIXINVESTMENTS.COM

--------------------------------------------------------------------------------
IMPORTANT NOTICE TO SHAREHOLDERS
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semiannual and annual shareholder fund reports to allow mutual fund companies to send a single copy of these reports to shareholders who share the same mailing address. If you would like additional copies, please call Mutual Fund Services at 1-800-243-1574.
--------------------------------------------------------------------------------

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

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                                    STANDARD
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                                      PAID
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                                 Permit No. 1051

PHOENIX EQUITY PLANNING CORPORATION
P.O. Box 150480
Hartford, CT 06115-0480

[GRAPHICS OMITTED]

PHOENIX
INVESTMENT PARTNERS, LTD.

For more information about Phoenix mutual funds, please call your financial representative or contact us at 1-800-243-4361 or WWW.PHOENIXINVESTMENTS.COM.

PXP 490A (7/02)